                                               Registration No. 311-133173
                                               File No. 811-21888

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

Pre-Effective Amendment No. 3                                        [X]
Post-Effective Amendment No.                                         [ ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
         Amendment No. 3

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                          OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
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                      (Exact Name of Registrant as Specified in Charter)

                    6803 South Tucson Way, Centennial, Colorado 80112-3924
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                     (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                          Robert G. Zack, Esq.
                         OppenheimerFunds, Inc.
 Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

     The  Registrant  hereby amends the  Registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  Registration
Statement shall  thereafter  become effective in accordance with section 8(a) of the  Securities  Act of 1933 or until the  Registration  Statement  shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
Institutional Money Market Fund

Prospectus dated _________, 2006

     Oppenheimer Institutional Money Market Fund is a money market mutual fund.
Its objective is to seek current  income and  stability of  principal.  The Fund invests in short-term, high-quality "money market" instruments.

     This Prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to
represent otherwise.

                                                     (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class E
                  Class L
                  Class P

                  How to Sell Shares
                  By Mail
                  By Telephone

                  Shareholder Account Rules and Policies

                  Dividends and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

     WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund's objective is to seek current income and stability of principal.

     WHAT DOES THE FUND INVEST IN? The Fund is a money  market fund that invests in a variety of  high-quality  money market  instruments  to seek income.  Money
market  instruments  are  short-term,   high-quality,   dollar-denominated  debt
instruments issued by the U.S. government, domestic and foreign corporations and financial  institutions,  and other entities.  They include,  for example,  bank obligations,  repurchase  agreements,  commercial  paper,  other  corporate debt obligations and government debt obligations.

     To be considered "high-quality," generally they must be rated in one of the
two   highest   credit-quality   categories   for   short-term   securities   by
nationally-recognized rating services. If unrated, a security must be determined by  the  Fund's  investment  manager  to  be  of  comparable  quality  to  rated securities.

     WHO IS THE FUND  DESIGNED  FOR?  The  Fund is  designed  for  institutional investors  who want to earn income at money  market rates while  preserving  the value of their  investment.  The Fund will  invest in a variety of  high-quality money market  instruments  to seek current income and stability of principal and to try to  maintain  a  stable  share  price  of  $1.00.  Income  on  short-term securities tends to be lower than income on longer term debt securities,  so the
Fund's  yield will likely be lower than the yield on  longer-term  fixed  income funds.  The Fund also offers  liquidity by providing  access to a  shareholder's investment, on any regular business day, through wire redemption privileges. The
Fund does not invest for the purpose of seeking  capital  appreciation  or gains and is not a complete investment program.

Main Risks of Investing in the Fund

     All  investments  carry risks to some degree.  The Fund's  investments  are subject to changes in their  value from a number of  factors,  described  below.
However,  the Fund's  investments must meet strict standards set by its Board of
Trustees  and special  rules for money market  funds under  Federal  law.  Those standards include requirements for maintaining high credit quality in the Fund's portfolio,  a short average portfolio  maturity to reduce the effects of changes in prevailing interest rates and diversification of the Fund's investments among issuers  to reduce  the  effects  of a default  by any one  issuer on the Fund's overall portfolio.

     Even so,  there are risks  that the issuer of an  obligation  that the Fund holds could have its credit rating downgraded or could default, or that interest rates could rise sharply,  causing the value of the Fund's  investments (and its share prices) to fall. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. If there is a high demand for the redemption of Fund shares that was not anticipated the Fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

     There is also the risk  that the value of your  investment  could be eroded over time by the effects of  inflation  or that poor  security  selection by the
Fund's investment manager,  OppenheimerFunds,  Inc. (the "Manager"),  will cause the Fund to underperform other funds having similar objectives.

     An  investment  in the Fund is not  insured or  guaranteed  by the  Federal
Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to  preserve  the  value of your  investment  at $1.00  per  share,  it is possible to lose money by investing in the Fund.

The Fund's Past Performance

     Because  the  Fund  recently   commenced   operations,   prior  performance
information  for a full calendar year is not yet  available.  After the Fund has commenced  investment  operations  you can  contact  the  Transfer  Agent at the toll-free  telephone  number on the back cover of this  Prospectus to obtain the
Fund's  performance  information and the Fund's current 7-day yield information.
Past  performance is not  necessarily an indication of how the Fund will perform in the future.

Fees and Expenses of the Fund

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the  Fund.  The Fund pays a variety of expenses  directly for the  management of its assets,  administration and other  services.  Those  expenses are  subtracted  from the Fund's assets to calculate the Fund's net asset values per share. All shareholders  therefore pay those expenses  indirectly.  The numbers below are based on the Fund's estimated expenses for its first fiscal year ending May 31, 2007.

     Shareholder  Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no redemption fees and no contingent deferred sales charges.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                          Class E                     Class L                     Class P
                                          Shares                      Shares                      Shares
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Management Fees                            0.10%                       0.10%                       0.10%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Distribution (12b-1) Fees                   N/A                         N/A                        0.25%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Other Expenses                             0.05%                       0.05%                       0.05%
-------------------------------- --------------------------- --------------------------- ---------------------------
-------------------------------- --------------------------- --------------------------- ---------------------------
Total Annual Operating Expenses            0.15%                       0.15%                       0.40%
-------------------------------- --------------------------- --------------------------- ---------------------------

     EXAMPLE.  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example  assumes that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the  Fund's  operating  expenses  are the  expenses  shown in the table above. Your actual costs may be higher or lower, because expenses will vary over time. Based on these  assumptions your expenses would be as follows,  whether or not you redeem your investment at the end of each period:

----------------------- ---------------------- ---------------------- ----------------------- ----------------------
                               1 Year                 3 Years                5 years                10 years
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
Class E                          $15                    $48                    $85                    $192
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
Class L                          $15                    $48                    $85                    $192
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
----------------------- ---------------------- ---------------------- ----------------------- ----------------------
Class P                          $41                   $129                    $225                   $506
----------------------- ---------------------- ---------------------- ----------------------- ----------------------

     Expenses  may vary in future  years.  "Other  Expenses"  are  estimates  of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Manager's projections of what those expenses will be during the Fund's first fiscal year.

About the Fund's Investments

     THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The Fund invests in short-term money market securities meeting quality standards  established by its
Board of  Trustees as well as rules that apply to money  market  funds under the
Investment  Company Act of 1940, as amended (the "Investment  Company Act"). The allocation  of the  Fund's  portfolio  among  different  types of  money  market investments  may vary over time based upon the Manager's  evaluation of economic and market  trends.  The Fund's  portfolio  might not always  include all of the different types of investments described below.

     The  Manager  tries to  reduce  risks by  diversifying  investments  and by carefully  researching  investments  before they are purchased.  The rate of the
Fund's income will vary from day to day, generally reflecting changes in overall short-term  interest rates. There is no assurance that the Fund will achieve its investment  objective.  The  Statement of Additional  Information  contains more detailed information about the Fund's investment policies and risks.

     What Does the Fund Invest In? Money market  instruments  are  high-quality, short-term,  dollar-denominated debt instruments.  They may have fixed, variable or floating interest rates. All of the Fund's money market investments must meet the special quality and maturity  requirements set under the Investment  Company
Act and the special  standards  set by the Fund's Board of  Trustees,  described briefly below. The following is a brief description of the types of money market securities the Fund may invest in.

     o  U.S.  Government   Securities.   These  include  obligations  issued  or
guaranteed by the U.S.  Government or any of its agencies or  instrumentalities.
Some are direct obligations of the U.S. Treasury,  such as Treasury bills, notes and bonds,  and are supported by the full faith and credit of the United States.
Other U.S. government  securities,  such as pass-through  certificates issued by the Government National Mortgage  Association ("Ginnie Mae"), are also supported by the full faith and credit of the U.S.  government.  Some are supported by the
right  of  the  issuer  to  borrow  from  the  U.S.   Treasury   under   certain
circumstances,  such as Federal National Mortgage Association ("Fannie Mae") and
Federal Home Loan Mortgage Corporation ("Freddie Mac").

     o Bank Obligations.  The Fund can invest in time deposits,  certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S.
dollars, even if issued by a foreign bank.

     o Commercial Paper.  Commercial paper is short-term,  unsecured  promissory notes of domestic or foreign  companies or other financial  firms.  The Fund may buy commercial  paper only if it matures in nine months or less from the date of purchase.

     o  Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate  debt  obligations,  besides  commercial  paper,  that, at the time of purchase, meet the Fund's quality standards, described below.

     o Other  Money  Market  Obligations.  The Fund may  invest in money  market obligations  other than those  listed  above if they are  subject to  repurchase agreements or are guaranteed as to their principal and interest by a corporation whose  commercial  paper may be purchased by the Fund or by a domestic bank that meets credit criteria set by the Fund's Board of Trustees.

     Additionally,  the Fund may buy other  money  market  instruments  that its
Board  of   Trustees   approves   from   time  to  time.   They   must  be  U.S.
dollar-denominated  short-term  investments  that the Manager must  determine to have minimal credit risks.

     Currently,  the Fund's  Board of  Trustees  has  approved  the  purchase of dollar-denominated obligations of foreign banks (payable in the U.S. or in other approved  locations),  floating or  variable  rate  demand  notes,  asset-backed securities, repurchase agreements, and bank loan participation agreements. Their purchase may be subject to  restrictions  adopted by the Board of Trustees  from time to time.

     Investments  By Other  Oppenheimer  Funds.  Class E shares  of the Fund are offered as an  investment to funds  managed or  sub-advised  by the Manager (the
"Oppenheimer  Funds")  as  a  "sweep"  investment  for  the  Oppenheimer  Funds'
uninvested cash, including  investments by "funds of funds." The Fund's Board of
Trustees has approved  making the Fund's  shares  available as an  investment to those  funds.  The  Oppenheimer  Funds  may  invest  all or a  portion  of their
uninvested  cash  in  shares  of  the  Fund  and,  either   individually  and/or
collectively,  they may own a  significant  portion  of the Fund's  shares.  The
Oppenheimer  Funds may increase or reduce the amount of their investments in the
Fund  frequently,  which  may  occur  on a daily  basis  under  volatile  market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the  activity  of other  investors  and the  Fund's then-current  liquidity,  the Oppenheimer Funds' purchases and redemptions could require the Fund to purchase or sell  portfolio  securities,  if the size of the
Oppenheimer  Funds' purchases or redemptions  were  significant  relative to the size of the Fund.  Such  purchases or  redemptions  of portfolio  securities may increase the Fund's transaction costs and/or reduce its performance.

     WHAT CREDIT QUALITY AND MATURITY STANDARDS APPLY TO THE FUND'S INVESTMENTS?
Money market  instruments are subject to credit risk, which is the risk that the issuer  might not make timely  payments  of  interest  on the  security or repay principal  when it is due.  The Fund may buy only  those  investments  that meet standards set by its Board of Trustees and by the  Investment  Company Act rules for money market funds.

     In general,  the Fund buys only  high-quality  investments that the Manager believes  present  minimal  credit risk at the time of purchase.  "High-quality"
investments are:

     o rated  in one of the two  highest  short-term  rating  categories  of two national rating organizations, or

     o  rated  by one  rating  organization  in one of the  two  highest  rating categories (if only one rating organization has rated the investment), or

     o unrated  investments,  subject to review by the Fund's Board of Trustees, that the Manager  determines are comparable in quality to the two highest rating categories.

     The  Investment  Company  Act rules for money  market  funds also limit the amount of the Fund's  assets that can be invested in the  securities  of any one issuer (other than the U.S. government, its agencies and instrumentalities),  to spread the Fund's  investment  risks.  Generally a security's  maturity must not exceed  397 days.  Finally,  the Fund must  maintain a  dollar-weighted  average portfolio maturity of not more than 90 days.

     CAN THE FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE.  The Board of
Trustees of the Fund may change  non-fundamental  policies  without  shareholder approval,  although  significant changes will be described in amendments to this
Prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is a  fundamental  policy.  Some  investment  restrictions  that  are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this Prospectus or the Statement of
Additional Information says that it is.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund can also use the investment  techniques and strategies  described  below.  The Fund might not always use all of them.  These techniques  involve risks,  although some of them are designed to help reduce overall investment or market risks. The Statement of
Additional Information contains more information about some of these practices.

     Floating  Rate/Variable  Rate  Notes.  The Fund  can  purchase  notes  with floating or variable  interest  rates.  Variable  rates are adjustable at stated
periodic  intervals.  Floating rates are adjusted  automatically  according to a specified  market rate or  benchmark,  such as the prime rate of a bank.  If the maturity of a note is greater than 397 days, it may be purchased  only if it has a demand  feature.  That feature  must permit the Fund to recover the  principal amount  of the note on not more than  thirty  days'  notice  at any time,  or at specified times not exceeding 397 days from purchase.

     Obligations of Foreign Banks and Foreign  Branches of U.S. Banks.  The Fund
can  invest in U.S.  dollar-denominated  securities  of  foreign  banks that are payable  in the U.S.  or in other  locations  approved  by the  Fund's  Board of
Trustees. It can also buy  dollar-denominated  securities of foreign branches of
U.S. banks. These securities have investment risks different from obligations of domestic branches of U.S. banks. Risks that may affect the bank's ability to pay its debt include:

     o political and economic  developments  in the country in which the bank or branch is located,

     o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,

     o seizure or nationalization of foreign deposits,

     o the establishment of exchange control regulations, and

     o the  adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

     Additionally,  not all of the U.S. and state  banking laws and  regulations that apply to domestic  banks and that are  designed to protect  depositors  and investors apply to foreign  branches of domestic  banks.  None of those U.S. and state regulations apply to foreign banks.

     Bank  Loan  Participation  Agreements.  The Fund can  invest  in bank  loan participation agreements.  They provide the Fund an undivided interest in a loan made by the issuing  bank in the  proportion  the Fund's  interest  bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the  creditworthiness  of the  borrower or  guarantor  that is obligated  to make  principal  and  interest  payments on the loan.  Because the participation agreements are not rated the Fund will make the determination that the  borrower or guarantor  has received a short-term  rating on a class of debt obligations  (or any debt  obligation  within that class) that is  comparable in priority and security with the underlying  loan. The Fund's  investments in bank
loan  participation   agreements  will  be  subject  to  the  Fund's  limits  on investments in illiquid securities.

     Asset-Backed Securities.  The Fund can invest in asset-backed  investments.
These are  fractional  interests  in pools of  consumer  loans  and other  trade receivables,  which are the  obligations of a number of different  parties.  The income from the  underlying  pool is passed  through to  investors,  such as the
Fund.

     These  investments  might be supported by a credit  enhancement,  such as a letter of  credit,  a  guarantee  or a  preference  right.  However,  the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Fund could lose money if the issuer defaults.

     Repurchase Agreements.  The Fund may enter into repurchase agreements. In a repurchase transaction,  the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase  agreements  must be fully collateralized.  However,  if the vendor  fails to pay the  resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its  ability to do so. The Fund will not enter into a repurchase  agreement  that will cause more than 10% of its net assets to be  subject to  repurchase  agreements  maturing  in more than 7 days.
There is no limit on the amount of the Fund's net assets  that may be subject to repurchase agreements of 7 days or less.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.
That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional  purchasers.  The Manager monitors holdings of illiquid  securities  on an  ongoing  basis  to  determine  whether  to sell any holdings to maintain  adequate  liquidity.  Difficulty in selling a security may result in a loss to the Fund or additional costs.

     PORTFOLIO   HOLDINGS.   The  Fund's  portfolio  holdings  are  included  in
semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which  are filed  with the  Securities  and  Exchange
Commission  (the  "SEC") no later  than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore,  portfolio  holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

How the Fund is Managed

     THE MANAGER.  The Manager  chooses the Fund's  investments  and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  which states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment  advisor since January 1960.  The
Manager and its  subsidiaries and controlled  affiliates  managed more than $215 billion in assets as of June 30, 2006,  including other  Oppenheimer  funds with more than 6 million  shareholder  accounts.  The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

     Advisory Fees. Under the Investment Advisory  Agreement,  the Fund pays the
Manager an advisory fee at an annual rate of 0.10% of average annual net assets.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory contract will be available in the Fund's Semi-Annual
Report to the shareholders for the period ended November 30, 2006.

     Portfolio Manager.  The Fund's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the Fund's investments.

     Ms. Wolf has been the Fund's portfolio  manager since  inception.  Ms. Wolf has  been a  Senior  Vice  President  of the  Manager  since  June  2000  and of
HarbourView  Asset Management  Corporation  since June 2003 and is an officer of five other  portfolios in the  OppenheimerFunds  complex.  She was formerly Vice
President of the Manager from June 1990 through June 2000.

     The Statement of Additional  Information  provides  additional  information about the Portfolio Manager's compensation, other accounts they manage and their ownership of Fund shares.

     Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     Class E and Class L shares of the Fund may be purchased as described below.
Class P  shares  are  not  currently  being  offered  by the  Fund.  The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

     Buying  Shares  Through a Financial  Intermediary.  When  offered,  Class P shares can only be purchased through a dealer,  broker or financial  institution that has a sales agreement with the  Distributor.  The dealer or other financial intermediary will place the order with the Distributor on an investor's  behalf.
A broker or dealer may charge a processing fee for that service.

     Buying Shares Through the Distributor. To purchase Class L shares, complete
an  institutional   account  application  and  return  it  to  "OppenheimerFunds
Distributor,  Inc." Mail it to P.O. Box 5270,  Denver,  Colorado  80217.  If you
don't list a dealer on the  application,  the Distributor will act as your agent in buying Class L shares.

     We recommend  that you discuss  your  investment  with a financial  advisor before  you make a  purchase  to be sure that the Fund is  appropriate  for you.
Class E shares may only be purchased by other  Oppenheimer  Funds,  the Manager, and their affiliates.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor must be paid  for by  Federal  Funds  wire.  Purchase  orders  will  not  become effective on any day unless the Federal Funds wire payment is initiated prior to the time that the Fund's net asset value is calculated  and is received prior to the Fund's close of business, as described below. For more information regarding
Federal Funds wires and instructions, please call 1.800.645.2028.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum  initial  investment  of  $1,000,000  and make  additional investments at any time in any amount. No minimum investment requirement applies to Class E  shares  or to the  reinvestment  of  dividends  from the Fund in any class. You do not need to maintain a minimum balance in your Fund account.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset value per share.  No initial  sales charge  applies.  The offering  price that  applies to a  purchase  order is the next net asset  value calculated after the purchase order is accepted.  The Fund's net asset value per share is  generally  calculated  one hour  after the close of the New York Stock
Exchange  (the  "NYSE"),  on any day that both the NYSE and the Federal  Reserve
Bank of Kansas City are open for business  (referred to in this  Prospectus as a
"regular  business day"),  The NYSE generally  closes at 4:00 p.m. Eastern Time, but may close  earlier on certain  days.  Payment by Federal  Funds wire must be initiated  prior to the time that the Fund's net asset value is  calculated  and must be received by the Fund's  close of  business,  which is usually 90 minutes after the close of the NYSE.

     However,  on any day  that the  principal  bond  markets  close  early  (as recommended  by The Bond  Market  Association)  or the Federal  Reserve  Bank of
Kansas City or the NYSE closes early,  the Fund may advance the time on that day by which a purchase  order must be placed so that it will be effected  and begin to earn  dividends  that day.  In the event the NYSE does not open for  business because  of an  emergency,  the  Fund  may,  but is not  required  to,  open for purchases if the Federal  Reserve wire payment system is open. In addition,  the
Board of  Trustees  of the Fund may  change the time as of which a Fund's NAV is calculated in response to new developments  such as altered trading hours, or as otherwise  permitted by the SEC. Contact the Fund's office at 1.800.645.2028 for specific  information  or to learn whether the Fund is open for business on such days.

     Your financial adviser can provide you with more information  regarding the time you  must  submit  your  purchase  order  and  whether  the  adviser  is an authorized agent for the receipt of Class P purchase orders.

     Net Asset  Value.  The net asset  value per share for each  share  class is determined  by dividing the value of the Fund's net assets  attributable  to the class by the  number of shares of the class  that are  outstanding  on that day.
Under a policy  adopted  by the  Fund's  Board of  Trustees,  the Fund  uses the amortized  cost method to  determine  its net asset  value.  The Fund intends to accrue  all  income  daily to  preserve  a net asset  value of $1.00 per  share.
However,  there is no guarantee the Fund will be able to maintain a stable $1.00 net asset value.  Newly-purchased  shares will begin to accrue  dividends on the day the purchase order is accepted. The Fund's dividends normally are calculated one hour after the close of trading on the NYSE on each regular business day.

     WHAT  CLASSES OF SHARES  DOES THE FUND  OFFER?  The Fund  currently  offers investors  two  different  classes of shares.  The  different  classes of shares represent  investments in the same portfolio of securities,  but the classes are subject to different expenses and therefore may have different returns.

     Class E Shares. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates.

Class L Shares. Class L shares are offered directly to institutional investors.

Class P Shares. Class P shares are not currently offered by the Fund.

     WHO CAN BUY CLASS E SHARES?  Class E shares are sold at net asset value per share without any initial  sales  charge.  Class E shares are only sold to other
Oppenheimer Funds, the Manager and their affiliates.

     HOW CAN YOU BUY CLASS L SHARES?  Class L shares are sold at net asset value per share without any initial sales charge.

     HOW CAN YOU BUY CLASS P SHARES?  Although  Class P shares are not currently being  offered,  they will normally be sold at net asset value per share without any initial sales charge.  Class P shares may only be sold through an investment professional.  Additional  processing fees may apply to your investment when you buy or sell  Class P shares of the Fund  through  a broker  or other  investment professional.

Service (12b-1) Plan

     Service  Plan for Class P Shares.  The Fund has adopted a Service  Plan for
Class P shares  that  reimburses  the  Distributor  for a  portion  of its costs
incurred  for  services   provided  to  accounts   that  hold  Class  P  shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net  assets of Class P shares of the Fund.  The  Distributor  uses all of those fees to pay dealers,  brokers,  banks and other financial institutions for providing  personal  service and maintenance of accounts of their customers that hold Class P shares.

     OTHER  PAYMENTS TO  FINANCIAL  INTERMEDIARIES  AND SERVICE  PROVIDERS.  The
Manager and the Distributor,  in their discretion, also may pay dealers or other
financial   intermediaries   and  service  providers  for  distribution   and/or
shareholder servicing  activities.  These payments are made out of the Manager's and/or the Distributor's own resources,  including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial,  are paid to many firms having business  relationships  with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial  intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation  for doing so. Your  securities  dealer or financial  adviser,  for example,  is a financial  intermediary,  and there are other types of  financial intermediaries  that receive  payments  relating to the sale or servicing of the
Fund's shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's  sales force, in some cases on a  preferential  basis  over  funds  of  competitors.  Additionally,  as firm
support,   the  Manager  or  Distributor  may  reimburse   expenses  related  to
educational  seminars and "due  diligence"  or training  meetings (to the extent permitted  by  applicable  laws or the rules of the NASD)  designed  to increase sales  representatives'  awareness about Oppenheimer funds, including travel and lodging  expenditures.  However,  the  Manager  does not  consider  a  financial intermediary's  sale of  shares  of the Fund or  other  Oppenheimer  funds  when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  Prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     Purchasing   Shares.   You  may  purchase   shares  by  phone,  by  calling
1.800.645.2028 for instructions.

     Selling Shares. You can redeem shares by phone, by calling  1.800.645.2028.
Please refer to "How to Sell Shares," below for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX.  You may send  requests  for certain types of account  transactions to the Transfer Agent by fax (telecopier)
at  1.303.768.1299.  Please  call  1.800.645.2028  for  information  about which transactions may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests described in this Prospectus.

How to Sell Shares

     You can sell  (redeem)  some or all of your  shares  on any day the Fund is open for the purchase of shares.  Your shares will be sold at the next net asset value  calculated  after your order is  received by the  Transfer  Agent or your authorized  financial  intermediary  in proper  form  (which  means that it must comply with the  procedures  described  below) to be  accepted  by the  Transfer
Agent.  The Fund lets you sell your  shares by writing a letter,  by fax,  or by telephone.  All  redemption  proceeds  will  be  sent  by  Federal  Funds  wire.
Redemption  proceeds  will not be  mailed  by check.  If a  redemption  order is received  prior to the time  that the  Fund's  net  asset  value is  calculated, proceeds from such redemption  will normally be wired out the same day.  Federal wire redemption requests that are received on days when the Federal Reserve Bank of Kansas City is closed will receive the next net asset value  calculated,  but the  redemption  proceeds will not be transmitted to the investor until the next day on which  the  Federal  Reserve  Bank of  Kansas  City is open,  which  will generally be the next  business  day. If you have  questions  about any of these procedures  please  call  the  Transfer  Agent  first,  at  1.800.645.2028,  for assistance.

     Shareholders  will not earn a dividend on the day a  redemption  request is processed.  It is important to note that  redemption  orders placed later in the day -  especially  between  3:00  p.m.  and  5:00  p.m.  Eastern  time - will be processed by the Fund, but your bank account or your account with your financial intermediary  may not  receive the  proceeds  in a timely  manner if the Federal
Reserve Bank branch is  experiencing  delays in the  transfer of funds.  After a redemption  order has been processed by the Fund and a redemption  wire has been
initiated,   neither   the  Fund  nor  the   Transfer   Agent  will  assume  any
responsibility  for the performance of the shareholder's  receiving bank, or any of its intermediaries.  You are advised to place your redemption orders as early in the day as possible.

     When  Do I Need  A  Medallion  Signature  Guarantee  to  Redeem  Shares?  A
Medallion  signature guarantee will be required if you would like to change your current bank designation and did not provide a Medallion  Signature Guarantee on the account application.

     Any  redemption  request that requires money to go to an account other than that designated on the account  application  must be in writing and signed by an authorized person designated on the account application.

     Where Can You Obtain a Medallion  Signature Guarantee. A Medallion signature guarantee is designed to protect  your  account  from fraud.  Obtain a Medallion signature guarantee from a bank or trust company,  savings  association,  credit union or broker,  dealer, or securities  exchange member. A notary public cannot provide a medallion signature guarantee.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary, you must include your title in the signature and may be requested to provide additional information.

     Receiving  Proceeds  by Wire.  The  proceeds of the shares you sell will be sent by Federal Funds wire to a previously designated bank account. It must be a commercial bank that is a member of the Federal Reserve wire system. To find out how to set up this  feature  on your  account  or to  arrange  a wire,  call the
Transfer Agent at 1.800.645.2028.

     HOW DO YOU  SELL  SHARES  BY  MAIL.  Write a  letter  of  instruction  that includes:

     o Your name
     o The Fund's name
     o Your Fund account number (from your account statement)
     o The dollar amount or number of shares to be redeemed
     o Any special payment instructions
     o The  signatures  of all  registered  owners  exactly  as the  account  is registered, and
     o Any special  documents  requested by the Transfer  Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217                               Denver, Colorado 80231

     Your shares will be sold at the next net asset value  calculated after your order is received by the Transfer Agent in proper form (which means that it must comply with the procedures described herein).

     HOW DO YOU SELL SHARES BY TELEPHONE.  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent  prior  to the time  that the  Fund's  net  asset  value is calculated on that day.

Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  by Wire.  The Federal Funds wire of the  redemption proceeds will normally be transmitted on the business day that the Fund receives your order;  provided  that such order is  received in proper form (which  means that it must comply with the procedures described herein) prior to the time that the Fund's net asset value is calculated.  There is a possibility  that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN YOU SELL SHARES THROUGH A FINANCIAL  INTERMEDIARY?  The Distributor has
made arrangements to repurchase Fund shares from dealers,  brokers and financial institutions on behalf of their customers.  Brokers,  dealers or other financial intermediaries may charge a processing fee for that service.  If shares are held in the name of a dealer or other financial  intermediary,  they must be redeemed through the dealer or other financial intermediary.

     Will I Pay a Sales Charge When I Sell My Shares? The Fund does not charge a fee  when  you  redeem  shares  of this  Fund  that you  bought  directly  or by reinvesting dividends or distributions from this Fund.

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies and procedures for buying and selling shares is contained in the Statement of Additional Information.

     No Annual "Minimum Balance Fee" is assessed on any Fund account. You do not need to maintain a minimum balance in your Fund account.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     Telephone  transaction  privileges  for  purchases  or  redemptions  may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more  than  one  owner,  the  Fund  and  the  Transfer  Agent  may  rely  on the instructions of any one owner.  Telephone  privileges apply to each owner of the account  and the dealer of record for the  account  unless  the  Transfer  Agent receives cancellation instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax
identification   numbers  and  other  account  data  and  by   confirming   such
transactions in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions  reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this Prospectus.

     Payment for redeemed  shares  ordinarily is made in cash and transmitted on the business day that the Fund receives your order;  provided that such order is received  in proper form  (which  means that it must comply with the  procedures described  herein)  prior  to the  time  that  the  Fund's  net  asset  value is calculated. There is a possibility,  however, that the wire may be delayed up to seven days. Further, under unusual circumstances  determined by the SEC, payment may be delayed or suspended.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the purchase payment has cleared.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the  redemption  proceeds  will be paid with liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs  and will  bear  market  risks  until  such  time as such  securities  are converted into cash.

     Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number or Employer Identification Number or other  government  issued  identification  when you open an account.  Additional information may be required in certain circumstances to open corporate accounts.
The Fund or the Transfer Agent may use this  information to attempt to verify an investor's  identity.  The Fund may not be able to  establish  an account if the necessary information is not received. The Fund may also place limits on account transactions  while it is in the process of  attempting  to verify an investor's identity. Additionally, if the Fund is unable to verify your identity after your account is established,  the Fund may be required to redeem the shares and close the account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish the Fund your correct,  certified Social Security or Employer  Identification Number when you sign your  application,  or if you under-report  your income to the Internal
Revenue Service.

     To avoid sending duplicate copies of materials to investors,  the Fund will mail only one copy of each prospectus,  annual and semi-annual report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding, benefits the Fund through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.645.2028.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends and Taxes

     DIVIDENDS. The Fund intends to declare dividends from net investment income one hour after the close of trading on the NYSE on each regular  business day to shareholders of record.  These dividends accrue daily and are distributed on the last business day of each month.

     To maintain a net asset value of $1.00 per share,  the Fund might  withhold dividends or make  distributions  from capital or capital gains. Daily dividends will be declared but not paid on newly purchased shares before Federal Funds are available to the Fund from the purchase payment for such shares.

     CAPITAL  GAINS.  The Fund  normally  holds its  securities  to maturity and therefore  will not usually pay capital  gains.  Although the Fund does not seek capital  gains,  it  could  realize  capital  gains  on the  sale  of  portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions  of dividends  and capital  gains  following the end of its fiscal year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions.  You have three options:  Reinvest All Distributions in the Fund.
You can elect to reinvest  all  dividends  and capital  gains  distributions  in additional  shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in the Fund while receiving the other types of  distributions by
Federal Fund wire.

     Receive All  Distributions  in Cash.  You can elect to receive cash for all dividends and capital gains distributions forwarded by Federal Funds wire.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
The Fund  expects  that its  distributions  will  consist  primarily of ordinary income,  which is subject  to Federal  income tax and may be subject to state or local taxes.  Dividends paid from net investment  income and short-term  capital gains are taxable as ordinary  income.  Long-term  capital  gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves the right not to qualify.  The
Fund, as a regulated  investment company,  will not be subject to Federal income taxes  on any  of  its  income,  provided  that  it  satisfies  certain  income, diversification and distributions requirements.

     Because  the Fund  seeks to  maintain  a stable  $1.00  per share net asset value,  it is unlikely  that you will have a capital  gain or loss when you sell your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     In  certain  cases,  distributions  made by the  Fund may be  considered  a non-taxable  return of  capital  to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  Federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     Financial  information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                             2006              2005           2004          2003           2002
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       10.16     $        9.53     $     9.19    $     9.48    $      9.57
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .50 1             .55 1          .59           .57            .50
Net realized and unrealized gain (loss)                    (.03)              .63            .28          (.32)          (.10)
                                                  ------------------------------------------------------------------------------
Total from investment operations                            .47              1.18            .87           .25            .40
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.55)             (.55)          (.53)         (.54)          (.49)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       10.08     $       10.16     $     9.53    $     9.19    $      9.48
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.78%            12.69%          9.60%         2.46%          4.39%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   1,494,775     $     780,571     $  568,156    $  553,344    $   568,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,147,353     $     639,474     $  567,291    $  569,881    $   568,951
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.97%             5.56%          6.18%         5.82%          5.35%
Total expenses                                             0.87%             0.92%          0.92%         0.93%          0.88%
Expenses after payments and waivers
and reduction to custodian expenses                        0.87%             0.92%          0.92%         0.88%          0.85% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      33%               31%            33%           99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

CLASS B    YEAR ENDED JULY 31,                          2006           2005           2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.13     $     9.50     $     9.17    $     9.45    $     9.55
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .42 1          .48 1          .52           .49           .43
Net realized and unrealized gain (loss)                 (.04)           .63            .27          (.31)         (.11)
                                                  -----------------------------------------------------------------------
Total from investment operations                         .38           1.11            .79           .18           .32
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.47)          (.48)          (.46)         (.46)         (.42)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.04     $    10.13     $     9.50    $     9.17    $     9.45
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.87%         11.87%          8.68%         1.80%         3.50%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   58,570     $   41,867     $   47,024    $   63,104    $   72,241
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   50,695     $   43,648     $   55,864    $   67,721    $   73,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.19%          4.83%          5.42%         5.04%         4.58%
Total expenses                                          1.68%          1.69%          1.69%         1.69%         1.65%
Expenses after payments and waivers
and reduction to custodian expenses                     1.68%          1.69%          1.69%         1.64%         1.62% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   33%            31%            33%           99%           31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JULY 31,                           2006            2005            2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.13     $      9.50     $      9.16    $      9.45    $      9.55
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1           .47 1           .51            .49            .43
Net realized and unrealized gain (loss)                  (.04)            .64             .29           (.32)          (.11)
                                                  ----------------------------------------------------------------------------
Total from investment operations                          .38            1.11             .80            .17            .32
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.47)           (.48)           (.46)          (.46)          (.42)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.04     $     10.13     $      9.50    $      9.16    $      9.45
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       3.89%          11.87%           8.79%          1.67%          3.50%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   250,929     $    70,807     $    27,793    $    23,511    $    20,491
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   159,084     $    40,236     $    25,810    $    22,345    $    17,776
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.17%           4.70%           5.39%          5.04%          4.57%
Total expenses                                           1.62%           1.69%           1.70%          1.71%          1.65%
Expenses after payments and waivers
and reduction to custodian expenses                      1.62%           1.69%           1.70%          1.66%          1.62% 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             31%             33%            99%            31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

INFORMATION AND SERVICES

For More Information on Oppenheimer Institutional Money Market Fund

     The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

     ANNUAL AND SEMI-ANNUAL  REPORTS.  Additional  information  about the Fund's investments  and  performance  will  be  available  in  the  Fund's  Annual  and
Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market  conditions and investment  strategies that  significantly  affect the
Fund's performance during its fiscal year.

How to Get More Information

     You can request the  Statement of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                        Call OppenheimerFunds Services toll-free:
                                     1.800.645.2028)

By Mail:                             Write to:
                                     OppenheimerFunds Services
                                     P.O. Box 5270
                                     Denver, Colorado 80217-5270

     Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating  fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this
Prospectus.  This  Prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:  [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No. 811-21888
Printed on recycled paper.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund
-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.645.2028

Statement of Additional Information dated ____________, 2006

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  __________,  2006.  It should be read  together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer Agent at the toll-free number shown above.

Contents                                                              Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks......
     The Fund's Investment Policies........................................
     Other Investment Strategies...........................................
     Investment Restrictions...............................................
     Disclosure of Portfolio Holdings......................................
How the Fund is Managed....................................................
     Organization and History..............................................
     Board of Trustees and Oversight Committees............................
     Trustees and Officers of the Fund.....................................
     The Manager...........................................................
     Service Plan .........................................................
Payments to Fund Intermediaries...........................................
Performance of the Fund....................................................

About Your Account
How To Buy Shares..........................................................
How To Sell Shares.........................................................
Dividends and Taxes........................................................
Additional Information About the Fund......................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report.....................
Financial Statements.......................................................

Appendix A: Ratings Definitions...........................................A-1
Appendix B: Industry Classifications......................................B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

     The investment  objective and the principal investment policies of the Fund are  described  in the  Prospectus.  This  Statement of  Additional  Information
("SAI") contains supplemental  information about those policies and the types of securities  that the Fund's  investment  adviser,  OppenheimerFunds,  Inc.  (the
"Manager"),  may select for the Fund. Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

     The Fund's  Investment  Policies.  The Fund's  objective is to seek current income and stability of principal.  The Fund will not make  investments with the objective of seeking capital growth.  However,  the value of the securities held by the Fund may be affected by changes in general interest rates.

     Because the current value of debt securities  varies inversely with changes in prevailing  interest  rates,  if interest  rates increase after a security is purchased,  that  security  would  normally  decline  in value.  Conversely,  if interest  rates  decrease  after a security is purchased,  its value would rise.
However, those fluctuations in value will not generally result in realized gains or losses to the Fund,  since the Fund does not  usually  intend to  dispose  of securities  prior  to  their  maturity.  A debt  security  held to  maturity  is redeemable  by  its  issuer  at  full  principal  value  plus  accrued  interest regardless of the security's market value fluctuation.  At times,  however,  the
Fund may sell securities  prior to their maturity,  to attempt to take advantage of short-term  market  variations,  or because of a revised credit evaluation of the issuer or for other considerations. The Fund may also do so to generate cash to satisfy  redemptions  of Fund shares.  In such cases,  the Fund may realize a capital gain or loss on the security.

     |X|   Ratings  of   Securities   --   Portfolio   Quality,   Maturity   and
Diversification.  Rule 2a-7 of the  Investment  Company Act of 1940,  as amended
(the  "Investment  Company  Act") places  restrictions  on a money market fund's investments.  Under that Rule, the Fund may purchase only those  securities that the Manager,  under  procedures  approved by the Fund's  Board of Trustees  (the
"Board"),   has   determined   have  minimal  credit  risks  and  are  "Eligible
Securities." The rating restrictions described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

     An "Eligible Security" is one that has a remaining maturity of 397 calendar days or less and has  been  rated in one of the two  highest  short-term  rating categories for short-term  debt  obligations by any two  "nationally  recognized statistical rating  organizations," if two such organizations have rated it. The term "nationally  recognized statistical rating organization" is defined in Rule
2a-7 and is  referred  to as a "Rating  Organization"  in this SAI.  If only one
Rating  Organization has rated that security,  it must have been rated in one of the two  highest  rating  categories  by that  Rating  Organization.  An unrated security  that is judged by the Manager,  subject to review by the Fund's Board, to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security" under Rule 2a-7.

     Rule  2a-7  permits  the  Fund  to  purchase  any  number  of  "First  Tier
Securities."  These are Eligible  Securities that have been rated in the highest rating category for short-term debt obligations by two Rating Organizations,  if two such organizations have rated it. If only one Rating  Organization has rated a particular security, it must have been rated in the highest rating category by that Rating  Organization.  Comparable unrated securities may also be determined to be First Tier Securities.

     Under Rule 2a-7,  the Fund may invest up to only 5% of its total  assets in
"Second Tier Securities." Those are Eligible Securities that are not "First Tier
Securities" as described above. In addition,  the Fund may not invest more than:

     o 5% of its total assets in the  securities  of any one issuer  (other than
U.S. Government Securities, as defined below); provided,  however, that the Fund may  invest up to 25% of its total  assets in the  First  Tier  Securities  of a single issuer for a period of up to three  business  days after the  acquisition thereof;  provided,  further,  that the Fund may not invest in the securities of more than one issuer in accordance with the foregoing proviso at any time or

     o 1% of its total  assets or $1 million  (whichever  is  greater) in Second
Tier  Securities of any one issuer (other than U.S.  Government  Securities,  as defined below).

     Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and any single  portfolio  investment may not exceed 397 calendar  days  remaining to maturity.  The Board  regularly  reviews reports  from the  Manager  to show the  Manager's  compliance  with the  Fund's procedures and with this Rule.

     If a security's  credit rating is downgraded,  the Manager and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a First Tier Security,  the Manager will promptly  reassess whether the security continues to present  minimal credit risk. If the Manager becomes aware that any
Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating  category,  the Fund's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

     If the Fund  disposes  of the  security  within  five  days of the  Manager learning of the  downgrade,  the Manager will provide the Board with  subsequent notice  of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible  Security,  or is determined no longer to present minimal credit risks, the Board must  determine  whether it would be in the best interests of the Fund to dispose of the security.

     The Rating  Organizations  currently  designated  as  nationally-recognized statistical  rating  organizations  by the  Securities  and Exchange  Commission
("SEC") are A.M.  Best Company,  Inc.,  Dominion  Bond Rating  Service  Limited,
Standard & Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors
Service,  Inc. and Fitch, Inc.  Appendix A to this SAI contains  descriptions of the rating  categories  of those  Rating  Organizations.  Ratings at the time of
purchase  will   determine   whether   securities  may  be  acquired  under  the
restrictions described above.

     |X| U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed  as to principal or interest by the U.S.  Government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer  maturities).  All Treasury securities are backed by the full faith and credit of the United States.

     U.S.  government  agencies  and  instrumentalities  that issue or guarantee securities include, but are not limited to, the Federal Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association  ("Ginnie
Mae"), General Services Administration, Bank for Cooperatives, Federal Home Loan
Banks,  Federal Home Loan  Mortgage  Corporation,  Federal  Intermediate  Credit
Banks,  Federal  Land  Banks,  Maritime  Administration,  the  Tennessee  Valley
Authority and the District of Columbia Armory Board.

     Securities   issued  or   guaranteed  by  U.S.   government   agencies  and
instrumentalities  are not  always  backed by the full  faith and  credit of the
United States.  Some, such as securities issued by the Federal National Mortgage
Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation  ("Freddie
Mac"), are backed by the right of the agency or  instrumentality  to borrow from the Treasury.  If the  securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation  for  repayment  and may not be able to  assert a claim  against  the
United  States  if the  issuing  agency  or  instrumentality  does  not meet its commitment.

     Among the U.S. government  securities that may be purchased by the Fund are
"mortgage-backed  securities"  issued by Fannie Mae, Ginnie Mae and Freddie Mac.
Timely payment of principal and interest on Ginnie Mae  pass-through  securities is  guaranteed  by the  full  faith  and  credit  of the  United  States.  These mortgage-backed  securities include "pass-through" securities and "participation certificates."  Both types of  securities  are similar,  in that they  represent pools of mortgages  that are  assembled  by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors  are "passed through"  to the  holders  of  the  interests  in  the  pool.  Another  type  of mortgage-backed  security is the  "collateralized  mortgage  obligation."  It is similar to a conventional bond and is secured by groups of individual mortgages.

     |X| Time  Deposits and Other Bank  Obligations.  The types of U.S.  "banks"
whose securities the Fund may buy include  commercial banks,  savings banks, and savings  and loan  associations,  which may or may not be members of the Federal
Deposit  Insurance  Corporation.  The Fund may also buy  securities  of "foreign banks" that are:

     o foreign  branches  of U.S.  banks  (which may be issuers of  "Eurodollar"
money market instruments),

     o U.S.  branches  and  agencies of foreign  banks  (which may be issuers of
"Yankee dollar" money market instruments), or

     o foreign branches of foreign banks.

     The Fund may  invest in fixed  "time  deposits".  These are  non-negotiable deposits in a bank for a  specified  period of time at a stated  interest  rate.
They may or may not be  subject to  withdrawal  penalties.  However,  the Fund's investments  in time  deposits  that are subject to  penalties  (other than time deposits  maturing  in  less  than 7 days)  are  subject  to the 10%  investment limitation  for  investing in illiquid  securities,  set forth in "Illiquid  and
Restricted Securities" in the Prospectus and this SAI.

     The Fund may invest in obligations  issued by U.S. banks,  foreign branches or  subsidiaries  of U.S. banks or U.S. or foreign  branches or  subsidiaries of foreign banks.  Investment in obligations of foreign branches or subsidiaries of
U.S.  banks or of foreign  banks may involve  different  risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments,  the possible imposition of withholding taxes on interest income payable on such obligations,  the possible seizure or  nationalization of foreign deposits and the possible  establishment  of exchange  controls or other foreign  governmental  laws or  restrictions  which might  adversely  affect the payment of principal and interest.  Generally,  the issuers of such  obligations are subject to fewer U.S.  regulatory  requirements  than are applicable to U.S.
banks.  Foreign  branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries  of foreign  banks are subject to the reserve  requirements  of the state  in  which  they  are  located.  There  may  be  less  publicly  available information  about a U.S.  branch or  subsidiary  of a foreign bank or a foreign bank than about a U.S. bank, and such branches or  subsidiaries or banks may not be  subject  to the same  accounting,  auditing  and  financial  record  keeping standards and  requirements as U.S. banks.  Evidence of ownership of obligations of foreign  branches or  subsidiaries  of U.S.  banks or of foreign banks may be held  outside  of the  United  States  and a Fund may be  subject  to the  risks associated with the holding of such property overseas. Any such obligations of a
Fund held  overseas  will be held by foreign  branches of the  custodian for the
Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

     The Fund will buy bank  obligations  only from a  domestic  bank with total assets of at least $2.0  billion or from a foreign  bank with total assets of at least  $30.0  billion.  Those  asset  requirements  apply  only at the  time the obligations are acquired.

     |X| Insured Bank  Obligations.  The Federal Deposit  Insurance  Corporation
(the "FDIC") insures the deposits of banks and savings and loan  associations up to $100,000 per  investor.  Within the limits set forth in the  Prospectus,  the
Fund may purchase bank obligations that are fully insured as to principal by the
FDIC. To remain fully insured as to principal,  these investments must currently be limited to $100,000 per bank.  If the principal  amount and accrued  interest together exceed  $100,000,  then the accrued interest in excess of that $100,000 will not be insured.

     |X| Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the
Prospectus as to investments in illiquid securities. If the Fund invests in bank loan participation agreements,  they are not expected to exceed 5% of the Fund's total assets.  Participation  agreements provide an undivided interest in a loan made by the bank issuing the  participation  interest in the proportion that the buyer's  investment  bears to the total principal amount of the loan. Under this type of arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus,  the Fund  must look to the  creditworthiness  of the  borrower,  which is obligated  to make  payments  of  principal  and  interest  on the loan.  If the borrower  fails to pay scheduled  principal or interest  payments,  the Fund may experience a reduction in income.

     |X| Asset-Backed Securities. These securities, issued by trusts and special purpose  corporations,  are backed by pools of assets,  primarily automobile and credit-card receivables and home equity loans. They pass through the payments on the underlying  obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's  perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

     Payments  of  principal   and  interest   passed   through  to  holders  of
asset-backed   securities  are  typically  supported  by  some  form  of  credit enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity  or  having  a  priority  to  certain  of the  borrower's  other securities.  The degree of credit  enhancement  varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit  enhancement  of an  asset-backed  security  held by the  Fund  has  been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

     The risks of investing in asset-backed  securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed  security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to  prepayments,  which  shorten the weighted  average life of asset-backed  securities  and may lower their return,  in the same manner as for prepayments of a pool of mortgage loans underlying  mortgage-backed  securities.
However,  asset-backed  securities  do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

     |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

     In a  repurchase  transaction,  the Fund  acquires  a  security  from,  and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank,  the U.S.  branch of a foreign  bank,  or a  broker-dealer  which has been designated a primary dealer in government  securities;  provided  however,  if a broker dealer is a subsidiary of a U.S.  commercial bank or the U.S. branch of a foreign  bank,  such broker  dealer does not need to be  designated as a primary dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to the  resale  typically  will  occur  within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid  investments.  There is no limit on the amount of the  Fund's net assets  that may be subject to  repurchase  agreements having maturities of seven days or less.

     Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require  that at all times  while the  repurchase  agreement  is in effect,  the
collateral's   value  must  equal  or  exceed  the  repurchase  price  to  fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do
so. The Manager will impose  creditworthiness  requirements  to confirm that the vendor is  financially  sound and will  continuously  monitor  the  collateral's value.

     Pursuant to an  Exemptive  Order  issued by the SEC,  the Fund,  along with other affiliated  entities managed by the Manager,  may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase  agreements,  secured by U.S.  government  securities.
Securities  pledged  as  collateral  for  repurchase  agreements  are  held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however,  in the event of default by the other party to  the  agreement,  retention  of  the  collateral  may  be  subject  to  legal proceedings.

Other Investment Strategies

     |X|  Floating  Rate/Variable  Rate  Obligations.  The  Fund may  invest  in instruments  with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury  Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.  The rate on the  investment is adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation is also based on a stated  prevailing  market  rate but is  adjusted  automatically  at a specified interval  of not  less  than one  year.  Some  variable  rate or  floating  rate obligations  in which the Fund may invest have a demand  feature  entitling  the holder to demand payment of an amount  approximately equal to the amortized cost of the  instrument  or the  principal  amount  of the  instrument  plus  accrued interest at any time, or at specified  intervals  not exceeding one year.  These notes may or may not be backed by bank letters of credit.

     Variable  rate demand  notes may include  master  demand  notes,  which are obligations  that permit the Fund to invest  fluctuating  amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Fund, as the note purchaser,  and the issuer of the note. The interest rates on  these  notes  fluctuate  from  time to  time.  The  issuer  of this  type of obligation normally has a corresponding  right in its discretion,  after a given period,  to prepay  the  outstanding  principal  amount of the  obligation  plus accrued interest. The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest  rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

     Because these types of obligations are direct lending  arrangements between the note purchaser and issuer of the note, these instruments  generally will not be traded.  Generally,  there is no established secondary market for these types of  obligations,  although  they are  redeemable  from the issuer at face value.
Accordingly,  where  these  obligations  are not secured by letters of credit or other credit support arrangements,  the Fund's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations  that are not rated only if the Manager  determines at the time of investment  that the  obligations  are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the
Fund,  will  monitor the  creditworthiness  of the issuers of the  floating  and variable rate obligations in the Fund's portfolio on an ongoing basis.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by the  Fund's  Board  of  Trustees,  the  Manager  determines  the liquidity  of certain of the Fund's  investments.  Investments  may be  illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

     Illiquid  securities  the Fund can buy include  issues that may be redeemed only by the issuer upon more than seven days notice or at  maturity,  repurchase agreements  maturing in more than seven days,  certain  participation  interests other than those with puts  exercisable  within seven days,  fixed time deposits subject to withdrawal  penalties which mature in more than seven days, and other securities  that cannot be sold freely due to legal or contractual  restrictions on resale.  Contractual  restrictions on the resale of illiquid securities might prevent  or delay  their  sale by the Fund at a time  when  such  sale  would be desirable.

     A  restricted  security  may have  terms  that  limit  its  resale to other investors or may require  registration  under  applicable  laws before it may be sold publicly.  There are restricted  securities  that are not illiquid that the
Fund can buy. They include certain master demand notes redeemable on demand, and
short-term   corporate  debt   instruments  that  are  not  related  to  current
transactions  of the issuer and  therefore are not exempt from  registration  as commercial paper.

Investment Restrictions

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting  securities.
Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the  holders  of the  lesser  of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     The Fund's  investment  objective is a fundamental  policy.  Other policies described  in the  Prospectus  or this  SAI are  "fundamental"  only if they are identified  as such.  The Fund's  Board of Trustees  can change  non-fundamental
policies  without  shareholder   approval.   However,   significant  changes  to
investment  policies  will  be  described  in  supplements  or  updates  to  the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

     |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment  restrictions are fundamental policies of the Fund as contemplated by the Investment  Company Act. The  limitations  of the following  policies may be changed to the extent that the  corresponding  provisions of the Act are changed by amendment, exemptive or interpretive relief:

     o The  Fund  cannot  make  any  investment  inconsistent  with the  Fund's classification as a diversified  investment company under the Investment Company
Act.

     o The Fund cannot invest more than 5% of its total assets in the securities of any issuer (except the U.S. government or its agencies or instrumentalities);
provided, however, that the Fund may invest up to 25% of its total assets in the
First Tier  Securities of a single  issuer for a period of up to three  business days after the acquisition  thereof;  provided,  further,  that the Fund may not invest  in the  securities  of more  than  one  issuer  in  accordance  with the foregoing proviso at any time.

     o The Fund  cannot  invest  more  than 25% of its total  assets,  taken at market value,  in the securities of issuers in any particular  industry or group of related industries  (excluding  securities issued by the U.S.  Government and its agencies and  instrumentalities  and certain  instruments issued by domestic banks).

     o The Fund  cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund may not borrow money,  except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o The Fund cannot invest in real estate, physical commodities or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o The Fund may not underwrite  securities  issued by others,  except to the extent that a Fund may be  considered an  underwriter  within the meaning of the
Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     o The Fund cannot issue senior securities to the extent such issuance would violate applicable law.

     Unless the  Prospectus  or this SAI states  that a  percentage  restriction applies  on an  ongoing  basis,  it  applies  only at the time the Fund makes an investment  (except  in the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     Certain  of the above  restrictions  apply to the Fund  only to the  extent required by the Investment  Company Act, the rules or regulations  thereunder or any exemption therefrom.  If the applicable provisions of the Investment Company
Act, the rules or regulations or any exemption should change, those restrictions will  automatically  change to reflect  the new  requirements.  Therefore  those fundamental  policies may be changed  without  notice and without a  shareholder vote.

     Currently,  under the Investment Company Act, a mutual fund may borrow only from banks and the maximum  amount it may borrow is up to one-third of its total assets  (including the amount  borrowed less all  liabilities  and  indebtedness other  than  borrowing),  except  that a fund may  borrow  up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a  rebuttable  presumption  that a loan is  temporary  if it is  repaid within 60 days and not extended or renewed. Also, presently under the Investment
Company  Act the Fund may lend its  portfolio  securities  in an  amount  not to exceed 33 1/3  percent  of the  value of its  total  assets.  In  addition,  the
Investment Company Act requires the Fund to adopt a fundamental policy regarding investments in real estate.  Although the Fund is not expected to invest in real estate, to the extent  consistent with the Fund's  investment  objective and its policies,  the Fund would be permitted to invest in debt  securities  secured by real estate or interests in real estate, or issued by companies,  including real estate  investment  trusts,  that  invest in real  estate or  interests  in real estate. Although unlikely, it is possible that the Fund could, as a result of an investment  in debt  securities  of an issuer,  come to hold an interest in real estate if the issuer  defaulted on its debt  obligations.  Presently,  under the
Investment Company Act a registered mutual fund cannot make any commitment as an
underwriter,   if  immediately   thereafter   the  amount  of  its   outstanding
underwriting  commitments,  plus the value of its  investments  in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities,  exceeds  twenty-five percent of the value of its total assets.

     |X| Does the Fund Have Additional  Restrictions  That Are Not "Fundamental"
Policies?

     The Fund has additional  operating policies that are not "fundamental," and which can be  changed by the Board of  Trustees  without  shareholder  approval, including the following.

     o The Fund cannot invest in securities of other investment companies.

     o For purposes of the Fund's policy not to concentrate  its  investments in securities  of issuers in any one  industry,  the Fund has adopted the  industry classifications  set forth in Appendix B to this SAI. This classification is not a fundamental policy.

     Disclosure  of  Portfolio  Holdings.  The Fund  has  adopted  policies  and procedures  concerning  the  dissemination  of  information  about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer   Agent.   These  policies  are  designed  to  assure  that  non-public information  about  portfolio  securities is  distributed  only for a legitimate business  purpose,  and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that  information from being used in a way that could negatively  affect the Fund's  investment  program or enable third parties to use that information in a manner that is harmful to the Fund.

     Public  Disclosure.   The  Fund's  portfolio  holdings  are  made  publicly
available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC.

     Until publicly  disclosed,  the Fund's portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Fund's  investments and providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Fund's portfolio  holdings  information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the
Fund is able to obtain in  portfolio  transactions  or the  availability  of the securities that portfolio managers are trading on the Fund's behalf.

     The Fund,  the  Manager and its  subsidiaries  and  affiliates,  employees, officers,  and directors,  shall neither solicit nor accept any  compensation or other  consideration  (including any agreement to maintain assets in the Fund or in  other  investment  companies  or  accounts  managed  by the  Manager  or any affiliated  person of the  Manager) in  connection  with the  disclosure  of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager,  and its subsidiaries  pursuant to  agreements  approved  by  the  Fund's  Board  shall  not  be  deemed  to  be
"compensation" or "consideration"  for these purposes.  It is a violation of the
Code of Ethics for any covered person to release  holdings in  contravention  of portfolio holdings disclosure policies and procedures adopted by the Fund.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Fund's  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of Fund portfolio holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Fund's holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Fund's  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary  obligations,  as a member of the Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of the Fund's Manager,  Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity),

     o The Fund's independent registered public accounting firm,

     o Members of the Fund's Board and the Board's legal counsel,

     o The Fund's custodian bank,

     o A proxy voting service designated by the Fund and its Board,

     o Rating/ranking organizations (such as Lipper and Morningstar),

     o Portfolio pricing services  retained by the Manager to provide portfolio security prices, and

     o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

     Portfolio holdings  information of the Fund may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Fund  trades  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Fund's portfolio,  provided that there is a legitimate  investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research  information and/or analytics to the fund, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical  vendor with a 1-2 day lag to facilitate the provision of requested  investment  information  to the manager to facilitate a particular trade or the  portfolio  manager's  investment  process for the Fund.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales)

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)

     o Dealers to obtain price  quotations  where the fund is not  identified as the owner

     Portfolio holdings information (which may include information on the Fund's entire  portfolio or  individual  securities  therein) may be provided by senior officers  of  the  Manager  or  attorneys  on the  legal  staff  of the  Manager
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisers  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence  meetings  (pursuant  to  confidentiality  agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with  clients  or  prospective  purchasers  of Fund  shares  or their  financial intermediary representatives.

     The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity  in the Fund's  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the
Fund's  portfolio.  In such  circumstances,  disclosure of the Fund's  portfolio holdings may be made to such shareholders.

     The Chief Compliance Officer of the Fund and the Manager,  Distributor, and
Transfer  Agent  (the  "CCO")  shall  oversee  the  compliance  by the  Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures.  At least annually, the CCO shall report to the Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year  pursuant to these  policies.  The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Fund have entered into ongoing  arrangements to make available  information about the Fund's portfolio  holdings.  One or more of the other  funds  advised by the Manager  (the  "Oppenheimer  Funds") may  currently disclose  portfolio  holdings  information based on ongoing  arrangements to the following parties:

---------------------------------------- ------------------------------------- -------------------------------------
A.G. Edwards & Sons                      Fixed Income Securities               Natexis Bleichroeder
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
ABG Securities                           Fortis Securities                     Ned Davis Research Group
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
ABN AMRO                                 Fox-Pitt, Kelton                      Nomura Securities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Advest                                   Friedman, Billing, Ramsey             Pacific Crest
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
AG Edwards                               Fulcrum Global Partners               Pacific Crest Securities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
American Technology Research             Garp Research                         Pacific Growth Equities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Auerbach Grayson                         George K Baum & Co.                   Petrie Parkman
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Banc of America Securities               Goldman                               Pictet
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Barclays                                 Goldman Sachs                         Piper Jaffray Inc.
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Baseline                                 HSBC                                  Plexus
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Bear Stearns                             HSBC Securities Inc                   Prager Sealy & Co.
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Belle Haven                              ING Barings                           Prudential Securities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Bloomberg                                ISI Group                             Ramirez & Co.
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
BNP Paribas                              Janney Montgomery                     Raymond James
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
BS Financial Services                    Jefferies                             RBC Capital Markets
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Buckingham Research Group                Jeffries & Co.                        RBC Dain Rauscher
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Caris & Co.                              JP Morgan                             Research Direct
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
CIBC World Markets                       JP Morgan Securities                  Robert W. Baird
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Citigroup                                JPP Eurosecurities                    Roosevelt & Cross
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell Mellon
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Credit Suisse First Boston               KeyBanc Capital Markets               SG Cowen & Co.
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Daiwa Securities                         Leerink Swan                          SG Cowen Securities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Davy                                     Legg Mason                            Soleil Securities Group
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Deutsche Bank                            Lehman                                Standard & Poors
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Deutsche Bank Securities                 Lehman Brothers                       Stone & Youngberg
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Dresdner Kleinwort Wasserstein           Lipper                                SWS Group
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Emmet & Co                               Loop Capital Markets                  Taylor Rafferty
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Empirical Research                       MainFirst Bank AG                     Think Equity Partners
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Enskilda Securities                      Makinson Cowell US Ltd                Thomas Weisel Partners
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Essex Capital Markets                    Maxcor Financial                      UBS
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Exane BNP Paribas                        Merrill                               Wachovia
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Factset                                  Merrill Lynch                         Wachovia Corp
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Fidelity Capital Markets                 Midwest Research                      Wachovia Securities
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Fimat USA Inc.                           Mizuho Securities                     Wescott Financial
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
First Albany                             Morgan Stanley                        William Blair
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
First Albany Corporation                 Morningstar                           Yieldbook
---------------------------------------- ------------------------------------- -------------------------------------

How the Fund Is Managed

     Organization and History.  The Fund is a diversified,  open-end  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Fund was  organized as a  Massachusetts  business  trust in March
2006.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create new classes of shares,  to reclassify  unissued shares into additional classes and to divide or combine the shares of a class into a greater or  lesser  number of  shares  without  changing  the  proportionate  beneficial interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class E, Class L and Class
P. Class P shares are not  currently  offered  by the Fund.  All share  classes invest in the same investment portfolio. Each class of shares:

     o has its own dividends and  distributions,

     o pays certain expenses which may be different for the different classes, o will  generally have different  returns,

     o will generally have separate  voting rights on matters in which interests of one class are different  from  interests of another  class,  and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at  shareholder  meetings,  with  fractional  shares voting  proportionally,  on matters  submitted to a vote of shareholders.  Each share of the Fund represents an  interest  in the Fund  proportionately  equal to the  interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or when  required  to do so by the  Investment  Company  Act,  or other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act, including transferring all or a portion of all of the Fund's assets to another  registered  investment  company in exchange for an interest or  interests  in such  investment  company,  or selling its assets and investing the proceeds in such company,  in compliance  with applicable laws and regulations.

     Each of the  Oppenheimer  funds that invest in the Fund may be requested to vote on certain matters  pertaining to the Fund.  Those  Oppenheimer  funds have adopted Proxy Voting Policies and Procedures under which each of those funds, in its capacity as a shareholder in the Fund,  will vote its securities in the same proportion as the vote of all other Fund shareholders.  To the extent there is a vote specific to only Class E shareholders,  the Oppenheimer  funds will vote in the best interests of the shareholders of that class.

     |X|  Shareholder  and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee,  a Governance  Committee  and a Proxy  Committee.  Each  committee is comprised  solely  of  Trustees  who  are not  "interested  persons"  under  the
Investment  Company Act (the "Independent  Trustees").  The members of the Audit
Committee are Joel W. Motley (Chairman),  Mary F. Miller, Kenneth A. Randall and
Joseph M. Wikler. The Audit Committee  furnishes the Board with  recommendations regarding the selection of the Fund's  independent  registered public accounting firm (also referred to as the "independent  Auditors").  Other main functions of the Audit Committee  outlined in the Audit Committee Charter,  include,  but are not  limited to: (i)  reviewing  the scope and  results of  financial  statement audits  and the audit  fees  charged;  (ii)  reviewing  reports  from the Fund's independent  Auditors  regarding the Fund's internal  accounting  procedures and controls;  (iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent
Auditors and the  Independent  Trustees;  (v) reviewing the  independence of the
Fund's independent  Auditors;  and (vi) pre-approving the provision of any audit or  non-audit  services  by  the  Fund's  independent  Auditors,  including  tax services,  that are not prohibited by the  Sarbanes-Oxley  Act, to the Fund, the
Manager and certain affiliates of the Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths,  Joel W. Motley and Brian F.
Wruble. The Regulatory &  Oversight  Committee  evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures  adopted by the
Fund to comply with the Investment  Company Act and other  applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The
Governance Committee reviews the Fund's governance  guidelines,  the adequacy of the Fund's  Codes of  Ethics,  and  develops  qualification  criteria  for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer Institutional Money Market Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy Committee provides the Board with recommendations  for the proxy voting of portfolio  securities  held by the Fund and monitors proxy voting by the Fund.

     Except for Mr. Murphy,  each of the Trustees is an Independent  Trustee. In addition  to the  Fund,  each  Trustee  is also a  trustee  or  director  of the following Oppenheimer funds (referred to as the "Board I Funds"):

Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term California Municipal Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund                Oppenheimer Multi-State Municipal Trust
Oppenheimer California Municipal Fund    Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund    Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund      Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Discovery Fund               Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Emerging Growth Fund         Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Emerging Technologies Fund   Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Enterprise Fund              Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund                  Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund    Oppenheimer Select Value Fund
Oppenheimer Gold & Special
          Minerals Fund                  Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                  OFI Tremont Core Strategies Hedge Fund
Oppenheimer International
          Diversified Fund               OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund    Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small
            Company Fund                 Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund     Oppenheimer U.S. Government Trust

     In  addition  to being a Board  Member  of the  each of the  Board I Funds,
Messrs.  Galli and Wruble are  directors or trustees of ten other  portfolios in the OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase  Class A shares  of the  other  Oppenheimer  funds at net  asset  value without  sales  charge.  The sales  charge on Class A shares is waived  for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Gillespie,  Murphy, Petersen,  Szilagyi,  Vandehey, Wixted and Zack
and Mss. Wolf,  Bloomberg and Ives, who are officers of the Fund,  hold the same offices  with one or more of the  other  Board I  Funds.  As of the date of this
Statement of Additional  Information,  the Fund had not commenced operations and the Trustees and officers of the Fund, as a group, did not own any shares of the
Fund. In addition,  none of the Independent Trustees (nor any of their immediate family  members) owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Independent Trustees,  their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------
                                                                                                     As of December 31, 2005
---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Clayton K. Yeutter,          Director of American Commercial Lines (barge company) (since     None              Over $100,000
Chairman of the Board of     January 2005); Attorney at Hogan & Hartson (law firm) (since
Trustees since 2003,         June 1993); Director of Covanta Holding Corp. (waste-to-energy
Trustee since 2006           company) (since 2002); Director of Weyerhaeuser Corp.
Age: 75                      (1999-April 2004); Director of Caterpillar, Inc.
                             (1993-December 2002); Director of ConAgra Foods (1993-2001);
                             Director of Texas Instruments (1993-2001); Director of FMC
                             Corporation (1993-2001). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2006           research foundation) (since 2005); Director of ICI Education
Age: 65                      Foundation (education foundation) (since October 1991);
                             President of the Investment Company Institute (trade
                             association) (1991-2004); Director of ICI Mutual Insurance
                             Company (insurance company) (1991-2004). Oversees 38
                             portfolios in the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 48    None              Over $100,000
Trustee since 2006           portfolios in the OppenheimerFunds complex.
Age: 73
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              Over $100,000
Trustee since 2006           (since 2002) and Member (since 1979) of the National Academy
Age: 67                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              $50,001-$100,000
Trustee since 2006           (since October 1998); and Senior Vice President and General
Age: 63                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joel W. Motley,              Director of Columbia Equity Financial Corp. (privately-held      None              Over $100,000
Trustee since 2006           financial adviser) (since 2002); Managing Director of Carmona
Age: 54                      Motley, Inc. (privately-held financial adviser) (since January
                             2002); Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial adviser) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, the Investment Committee of the
                             Episcopal Church of America, the Investment Committee and
                             Board of Human Rights Watch and the Investment Committee of
                             Historic Hudson Valley. Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Kenneth A. Randall,          Director of Dominion Resources, Inc. (electric utility holding   None              Over $100,000
Trustee since 2006           company) (February 1972-October 2005); Former Director of
Age: 79                      Prime Retail, Inc. (real estate investment trust), Dominion
                             Energy Inc. (electric power and oil & gas producer),
                             Lumberman's Mutual Casualty Company, American Motorists
                             Insurance Company and American Manufacturers Mutual Insurance
                             Company; Former President and Chief Executive Officer of The
                             Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds
                             complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Russell S. Reynolds, Jr.,    Chairman of The Directorship Search Group, Inc. (corporate       None              $10,001-$50,000
Trustee since 2006           governance consulting and executive recruiting) (since 1993);
Age: 74                      Life Trustee of International House (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at
                             J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command,
                             U.S. Air Force (1954-1958). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Joseph M. Wikler,            Director of the following medical device companies: Medintec     None              Over $100,000
Trustee since 2006           (since 1992) and Cathco (since 1996); Director of Lakes
Age: 65                      Environmental Association (since 1996); Member of the
                             Investment Committee of the Associated Jewish Charities of
                             Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 38 portfolios in the
                             OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Peter I. Wold,               President of Wold Oil Properties, Inc. (oil and gas              None              Over $100,000
Trustee since 2006           exploration and production company) (since 1994); Vice
Age: 58                      President, Secretary and Treasurer of Wold Trona Company, Inc.
                             (soda ash processing and production) (since 1996); Vice
                             President of Wold Talc Company, Inc. (talc mining) (since
                             1999); Managing Member of Hole-in-the-Wall Ranch (cattle
                             ranching) (since 1979); Director and Chairman of the Denver
                             Branch of the Federal Reserve Bank of Kansas City (1993-1999);
                             and Director of PacifiCorp. (electric utility) (1995-1999).
                             Oversees 38 portfolios in the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Trustee since 2006           September 1995); Director of Special Value Opportunities Fund,
Age: 63                      LLC (registered investment company) (since September 2004);
                             Director of Zurich Financial Investment Advisory Board (since
                             October 2004); Board of Governing Trustees of The Jackson
                             Laboratory (non-profit) (since August 1990); Trustee of the
                             Institute for Advanced Study (non-profit educational
                             institute) (since May 1992); Special Limited Partner of
                             Odyssey Investment Partners, LLC (private equity investment)
                             (January 1999-September 2004); Trustee of Research Foundation
                             of AIMR (2000-2002) (investment research, non-profit);
                             Governor, Jerome Levy Economics Institute of Bard College
                             (August 1990-September 2001) (economics research); Director of
                             Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy's positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below. The chart also includes information about his beneficial share ownership in the Fund and in all of the Supervised Funds. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------
                                                                                                     As of December 31, 2005
--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------
John V. Murphy,             Chairman, Chief Executive Officer and Director (since June        None              Over $100,000
President and Principal     2001) and President (since September 2000) of the Manager;
Executive Officer since     President and a director or trustee of other Oppenheimer funds;
2006 and Trustee since      President and Director of Oppenheimer Acquisition Corp. ("OAC")
2006                        (the Manager's parent holding company) and of Oppenheimer
Age: 57                     Partnership Holdings, Inc. (holding company subsidiary of the
                            Manager) (since July 2001); Director of OppenheimerFunds
                            Distributor, Inc. (subsidiary of the Manager) (since November
                            2001); Chairman and Director of Shareholder Services, Inc. and
                            of Shareholder Financial Services, Inc. (transfer agent
                            subsidiaries of the Manager) (since July 2001); President and
                            Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                            Manager: OFI Institutional Asset Management, Inc., Centennial
                            Asset Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 1, 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October 3, 2003); Chief Operating Officer of the Manager
                            (September 2000-June 2001); President and Trustee of MML Series
                            Investment Fund and MassMutual Select Funds (open-end
                            investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                            President, Chief Executive Officer and Director of MML Bay
                            State Life Insurance Company (September 1999-August 2000);
                            Director of Emerald Isle Bancorp and Hibernia Savings Bank
                            (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                            1989-June 1998). Oversees 91 portfolios in the OppenheimerFunds complex.
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

         The other officers' positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below. The addresses of the officers in the chart below are as follows: for Messrs. Gillespie and Zack and Ms. Bloomberg,
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey and Wixted and Mss. Ives and Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Carol E. Wolf,                      Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President and Portfolio        Management Corporation (since June 2003); an officer of 6 portfolios in the
Manager since 2006                  OppenheimerFunds complex. Formerly Vice President of the Manager (June 1990-June 2000).
Age:  54

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Mark S. Vandehey,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief            Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer since 2006       Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President and
Age: 55                             Director of Internal Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 2006     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 46                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                    Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                    Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                    2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                    Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian Petersen,                     Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer since 2006      Accounting of the Manager (November 1998-July 2002). An officer of 91 portfolios in the
Age: 35                             OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2006      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 36                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                    Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2006                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 58                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                    Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                    1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                    2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary since 2006      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
Age: 40                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                    Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                    Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                    Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                    Counsel of the Manager (August 1994-October 2003). An officer of 91 portfolios in the
                                    OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Lisa I. Bloomberg,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2006      President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 38                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                    (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                    Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Phillip S. Gillespie,               Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2006      Mr. Gillespie held the following positions at Merrill Lynch Investment Management:
Age: 42                             First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
                                    President (1998-2000). An officer of 91 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------

     Remuneration of the Officers and Trustees.  The officers and the interested
Trustee of the Fund, who are affiliated  with the Manager,  receive no salary or fee from the Fund.  The other  Trustees of the Fund are  expected to receive the estimated  compensation  shown  below  from the Fund with  respect to the Fund's fiscal period from inception to May 31, 2007. The "Total  Compensation  from the
Fund and Fund Complex"  represents  compensation,  including accrued  retirement benefits,  for serving as a Trustee or  Director  and as a member of a committee
(if   applicable)   of  the   Boards  of  the  Fund  and  other   funds  in  the
OppenheimerFunds complex during the calendar year ended December 31, 2005.

     ---------------------------------                      --------------------
--------------------- ---------------------- -------------------------- Name and
Other Fund  Position(s)  Aggregate  Estimated  Annual  Total  Compensation  From
Retirement  Benefits  Compensation  From  Accrued as Part of  Benefits  Upon (as
applicable)  the Fund(1) Fund Expenses  Retirement(2)  the Fund and Fund Complex
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------     ------------------------------------------
----------------------  -------------------------- Fiscal period from Year ended
December 31,  inception  to May 31, 2007 2005  ---------------------------------
------------------------------------------                ----------------------
--------------------------                     ---------------------------------
--------------------        ---------------------         ----------------------
-------------------------- Clayton K. Yeutter $2,431(3) $1,801 $103,146 $173,700
Chairman  of the  Board  ---------------------------------  --------------------
---------------------     ----------------------      --------------------------
---------------------------------   --------------------   ---------------------
----------------------  -------------------------- Matthew P. Fink $1,588 $4,799
$2,641  $61,936  Proxy  Committee  Member and  Regulatory & Oversight  Committee
Member          ---------------------------------           --------------------
---------------------     ----------------------      --------------------------
---------------------------------   --------------------   ---------------------
----------------------  -------------------------- Robert G. Galli $1,810 $8,251
$100,824(4)    $264,812(5)    Regulatory   &   Oversight    Committee   Chairman
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------   --------------------   ---------------------
---------------------- -------------------------- Phillip A. Griffiths $2,110(6)
$6,087 $34,972 $150,760 Governance Committee Chairman and Regulatory & Oversight
Committee    Member    ---------------------------------    --------------------
---------------------     ----------------------      --------------------------
---------------------------------   --------------------   ---------------------
---------------------- -------------------------- Mary F. Miller Audit Committee
Member   and   $1,495   $4,319   $7,128   $103,254   Proxy   Committee    Member
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------   --------------------   ---------------------
----------------------   --------------------------  Joel  W.  Motley  $2,110(7)
$2,077  $23,945  $150,760  Audit  Committee  Chairman and Regulatory & Oversight
Committee    Member    ---------------------------------    --------------------
---------------------     ----------------------      --------------------------
---------------------------------   --------------------   ---------------------
----------------------  --------------------------  Kenneth  A.  Randall  $1,877
None(8) $85,944 $134,080 Audit Committee Member and Governance  Committee Member
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------   --------------------   ---------------------
----------------------   --------------------------  Russell  S.  Reynolds,  Jr.
$1,541 $4,121 $66,602 $108,593 Proxy Committee Chairman and Governance Committee
Member          ---------------------------------           --------------------
---------------------     ----------------------      --------------------------
---------------------------------   --------------------   ---------------------
----------------------    --------------------------   Joseph   M.   Wikler((9))
$1,387(1(0))    $8,678   $13,200    $60,386(1(1))    Audit   Committee    Member
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------   --------------------   ---------------------
----------------------  --------------------------  Peter  I.  Wold((9))  $1,387
$5,215     $12,727      $60,386((12))      Governance      Committee      Member
---------------------------------   --------------------   ---------------------
----------------------                                --------------------------
---------------------------------   --------------------   ---------------------
----------------------  --------------------------  Brian F. Wruble(1(3)) $1,480
$3,075  $33,509(1(4))  $159,354(1(5))  Regulatory & Oversight  Committee  Member

     1.  "Aggregate  Compensation  From the  Fund"  includes  fees and  deferred compensation, if any.

     2. "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption  that a Trustee will retire at the age of 75 and is  eligible  (after 7 years of service)  to receive  retirement  plan benefits  with  respect  to  certain  Board I Funds  as  described  below  under
"Retirement Plan for Trustees."

     3. Includes $608 deferred by Mr.  Yeutter under the "Deferred  Compensation
Plan" described below.

     4. Includes $45,840 estimated  benefits to be paid to Mr. Galli for serving as a  director  or trustee  of 10 other  Oppenheimer  funds that are not Board I
Funds.

     5. Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

     6.  Includes  $2,110   deferred  by  Mr.   Griffiths  under  the  "Deferred
Compensation Plan" described below.

     7. Includes  $844  deferred by Mr. Motley under the "Deferred  Compensation
Plan" described below.

     8. Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr. Randall.

     9. Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board
I Funds as of August 17, 2005.  They had served as Board members of the other 11
Board I Funds prior to that date.

     10.  Includes $693 deferred by Mr. Wikler under the "Deferred  Compensation
Plan" described below.

     11.  Includes  $23,500  paid to Mr.  Wikler for  serving  as a director  or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board
I Fund.

     12. Includes  $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board I Fund.

     13. Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
2005.

     14.  Estimated  benefits to be paid to Mr. Wruble for serving as a director or  trustee  of 10  other  Oppenheimer  funds  that are not  Board I Funds.  Mr.
Wruble's  service  as a  director  or  trustee of such funds will not be counted towards the fulfillment of his eligibility  requirements  for payments under the
Board I retirement plan, described below.

     15.  Includes  $135,500  paid to Mr.  Wruble for  serving as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2005) that are not Board
I Funds.

     |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that provides for payments to retired Independent  Trustees.  Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  The amount of retirement  benefits a Trustee will receive
depends  on  the  amount  of  the  Trustee's   compensation,   including  future
compensation, and the length of his or her service on the Board.

     |X|  Deferred  Compensation  Plan.  The  Board of  Trustees  has  adopted a
Deferred  Compensation Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  Funds selected by the Trustees.  The amount paid to the  Trustee  under  the  plan  will be  determined  based  upon the  amount  of compensation deferred and the performance of the selected funds.

     Deferral of the Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income  per  share.  The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of  compensation  to any Trustee.  Pursuant to an Order issued by the SEC, the Fund may invest in the funds  selected by the Trustee under the plan without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred compensation account.

         |X|  Major Shareholders.

     As of the date of this SAI, OppenheimerFunds,  Inc. is the only shareholder of record of the Fund due to its initial investment of the "seed money" required for the Fund to commence operations.

     |X|  Control  Persons.   The  Oppenheimer  funds,  the  Manager  and  their
affiliates may invest in shares of the Fund. The Oppenheimer  funds, the Manager and  their  affiliates  will  invest in Class E shares of the Fund and will hold
100% of the shares of that Class.  Those  investments by the  Oppenheimer  funds may,  from  time to time,  represent  more  than 25% of the  outstanding  voting securities of the Fund. A withdrawal of the investment of an  Oppenheimer  fund, the Manager or their  affiliates  could  adversely  affect the expense ratio for
Class E shares and/or lead to an increase in the Fund's portfolio  turnover.  In the event that any  matter is  submitted  to a vote of the Fund's  shareholders, each of the Oppenheimer  funds, the Manager and their affiliates have undertaken to vote  their  securities  in the same  proportion  as the shares of other Fund shareholders, except on matters pertaining only to Class E shares. To the extent there is a vote specific to only Class E shareholders,  the  Oppenheimer  funds, the  Manager  and  their  affiliates  will  vote in the  best  interests  of the shareholders of that class.  The Oppenheimer  funds are each organized in either the state of Maryland or the  Commonwealth of  Massachusetts  and the Manager is
organized in the state of Colorado.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Manager and the Distributor have a Code of Ethics.
It is  designed  to detect  and  prevent  improper  personal  trading by certain employees,  including  portfolio  managers,  that  would  compete  with  or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.  The Fund  does not have a Code of  Ethics  since it is a money  market fund.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio  and  handles  its  day-to-day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation  and maintenance of records with respect to its operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to Independent Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs. The management fees paid by the  Fund  to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which  applied to the  assets of the Fund as a whole.  The Fees are allocated to each class of shares based on the relative proportion of the Fund's net  assets  represent  by that  class.  The Fund is a new fund that has not yet completed  its first fiscal year,  therefore the total amount that the Fund paid to the Manager under the investment  advisory  agreement  during the Fund's last three fiscal years is not yet available.

     The  investment  advisory  agreement  states that in the absence of willful misfeasance  the Manager is not liable for any loss  sustained  by reason of the adoption of any  investment  policy or the  purchase,  sale or  retention of any security on its recommendation,  whether or not such  recommendation  shall have been based on its own  investigation  and  research  or upon  investigation  and research by any other individual, firm or corporation.  That recommendation must have been made, and such other  individual,  firm or corporation  must have been selected,  with due care and in good faith.  However, the Manager is not excused from liability for its willful misfeasance, bad faith or gross negligence in the performance  of its duties,  or its reckless  disregard of its  obligations  and duties, under the investment advisory agreement.

     The investment  advisory agreement permits the Manager to act as investment advisor  for  any  other  person,  firm  or  corporation  and  to use  the  name
"Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as  investment  advisor  to the  Fund,  the  right  of the  Fund to use the name
"Oppenheimer" as part of its name may be withdrawn.

     Portfolio  Manager.  The Fund's  portfolio is managed by Carol E. Wolf (the
"Portfolio  Manager").  She is the person who is responsible  for the day-to-day management of the Fund's investments.

     |X| Other Accounts  Managed.  In addition to managing the Fund's investment portfolio,  Ms. Wolf also manages other investment portfolios and other accounts on behalf  of the  Manager  or its  affiliates.  The  following  table  provides information  regarding the other  portfolios and accounts managed by Ms. Wolf as of the date of this SAI. No account has a performance-based advisory fee:

          Portfolio Manager                   Total Assets                  Total Assets in             Total Assets
                                 Registered   in Registered   Other Pooled
                                 Investment    Investment      Investment     Other Pooled   Other        in Other
                                 Companies      Companies       Vehicles       Investment    Accounts     Accounts
                                  Managed      Managed(1)       Managed     Vehicles Managed  Managed    Managed(2)
       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------

        Carol E. Wolf                5        $23,396.9          None          None        None           None

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Manager also manages  other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment  strategies of the other fund or account are the same as, or different from, the Fund's  investment objectives  and  strategies.  For  example,  the  Portfolio  Manager may need to allocate investment  opportunities  between the Fund and another fund or account having similar objectives or strategies, or she may need to execute transactions for another  fund or account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee structure of another fund or account is more  advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's  compliance  procedures and Code of Ethics recognize the Manager's fiduciary  obligations to treat all of its clients,  including the Fund,  fairly and equitably,  and are designed to preclude the Portfolio Manager from favoring one client  over  another.  It is  possible,  of course,  that those  compliance procedures  and the Code of  Ethics  may not  always  be  adequate  to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with  investment  objectives and strategies that are different from those of the Fund.

     Compensation  of the Portfolio  Manager.  The Fund's  Portfolio  Manager is
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests with the success of the funds and accounts and their shareholders. The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward creating shareholder value. As of the date of this SAI the
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     To help the Manager  attract and retain  talent,  the base pay component of each  portfolio  manager is reviewed  regularly  to ensure that it reflects  the performance of the  individual,  is  commensurate  with the  requirements of the particular  portfolio,  reflects  any  specific  competence  or specialty of the individual  manager,  and is competitive  with other comparable  positions.  The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors,  including  a fund's  pre-tax  performance  for periods of up to five years,  measured against an appropriate benchmark selected by management.  The benchmark  with respect to the Fund is iMoneyNet  First Tier
Institutional  Money Market Funds.  Other factors  considered include management quality (such as style  consistency,  risk  management,  sector  coverage,  team leadership and coaching) and organizational development. The Portfolio Manager's compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce  potential  conflicts  of  interest  between the Fund and other funds and accounts managed by the Portfolio  Manager.  The  compensation  structure of the other funds and  accounts  managed by the  Portfolio  Manager is the same as the compensation structure of the Fund, described above.

     Ownership  of Fund  Shares.  As of the date of this  SAI,  the Fund had not commenced  operations.  Accordingly,  the Portfolio Manager did not beneficially own any shares of the Fund.

Service Plan

     The Distributor.  Under its General Distributor's  Agreement with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager,  acts as the
Fund's principal  underwriter and Distributor in the continuous  public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.

     Service Plan.  The Fund has adopted a Service Plan for Class P shares under
Rule  12b-1 of the  Investment  Company  Act.  Under that plan the Fund pays the
Distributor  for all or a portion of its costs  incurred in connection  with the servicing of the shares of Class P. The plan has been  approved by a vote of the
Board of Trustees, including a majority of the Independent Trustees(1),  cast in person at a meeting called for the purpose of voting on that plan.

     Under the Plan,  the  Manager  and the  Distributor  may make  payments  to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager  derives from the advisory fees it receives from the Fund, to compensate brokers, dealers,  financial institutions and other intermediaries for providing administrative  services or that  otherwise  promote sales of the Fund's shares.
These  payments,  some of which may be  referred to as  "revenue  sharing,"  may relate to the Fund's inclusion on a financial  intermediary's  preferred list of funds offered to its clients.

     Unless the plan is terminated  as described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve its  continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on  continuing  the plan.  The plan may be  terminated at any time by the vote of a majority of the Independent  Trustees or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the  outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments to the plan. An amendment to increase materially the amount of  payments to be made under a plan must be  approved  by  shareholders  of the class affected by the amendment.

     While  the plan is in  effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     The plan states that while it is in effect, the selection and nomination of those  Trustees  of the Fund  who are not  "interested  persons"  of the Fund is committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plan for Class P, no payment will be made to any recipient in any period in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum amount,  if  any,  that  may be set  from  time to  time  by a  majority  of the
Independent Trustees.

     |X| Class P  Service  Plan  Fees.  Under  the  Class P  service  plan,  the
Distributor uses the fees it receives from the Fund to pay brokers,  dealers and other financial institutions (they are referred to as "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class P shares.  The services  include,  among others,  answering  customer inquiries about the Fund,  assisting in establishing and maintaining accounts in the Fund,  making the Fund's  investment  plans  available and  providing  other services at the request of the Fund or the Distributor. The Class P service plan permits  reimbursements  to the Distributor at a rate of up to 0.25 % of average annual net assets of Class P shares.  The Board has set the rate at that  level.
The Distributor  does not receive or retain the service fee on Class P shares in accounts  for which the  Distributor  has been  listed as the  broker-dealer  of record.  While  the  plan  permits  the  Board  to  authorize  payments  to  the
Distributor  to reimburse  itself for services under the plan, the Board has not yet done so. The Distributor  makes payments to recipients at an annual rate not to exceed 0.25 % of the average  annual net assets  consisting of Class P shares held in the accounts of the recipients or their customers.

     Any  unreimbursed  expenses the Distributor  incurs with respect to Class P shares  in any  fiscal  year  cannot  be  recovered  in  subsequent  years.  The
Distributor  may not use payments  received under the Class P plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.  All payments  under the Class P plan are subject to the limitation imposed by the Conduct Rules of the National  Association of Securities Dealers,
Inc. on payments of asset based sales charges and service fees.

     |X|   Portfolio   Transactions.   Portfolio   decisions   are  based   upon
recommendations  and judgment of the Manager subject to the overall authority of
the  Board  of  Trustees.   Most  purchases  made  by  the  Fund  are  principal
transactions at net prices, so the Fund incurs little or no brokerage costs. The
Fund deals  directly  with the selling or  purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services  of a broker.  Purchases  of  portfolio  securities  from  underwriters include a commission or concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net price. If broker/dealers are used for portfolio  transactions,  transactions may be  directed to brokers  for their  execution  and  research  services.  The research  services  provided by a particular broker may be useful only to one or more of the  advisory  accounts of the Manager  and its  affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be  supplied  to the  Manager by a third  party at the  instance of a broker through  which  trades are placed.  It may include  information  and analyses on particular  companies and  industries  as well as market or economic  trends and portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations, analytical  software and similar  products and services.  If a research  service also assists the Manager in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then only the  percentage or component  that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views
and  comparisons  for  consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation of  securities  held in the Fund's  portfolio or being considered for purchase.

     The Fund's policy of investing in short-term  debt securities with maturity of less than one year  results in high  portfolio  turnover and may increase the
Fund's  transaction costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this SAI. They may also receive payments or concessions from the  Distributor,  derived  from sales  charges  paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or  the  Distributor  (including  their  affiliates)  may make  payments  to financial intermediaries in connection with their offering and selling shares of the Fund  and  other  Oppenheimer  funds,  providing  marketing  or  promotional support,  transaction  processing  and/or  administrative  services.  Among  the financial intermediaries that may receive these payments are brokers and dealers
who  sell  and/or  hold  shares  of  the  Fund,   banks  (including  bank  trust
departments),  registered investment advisers,  insurance companies,  retirement plan and qualified tuition program  administrators,  third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.  The payments to intermediaries vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees payable  under the Fund's  service plan adopted under Rule 12b-1 under the  Investment  Company  Act,  which are paid from the Fund's  assets and allocated  to the class of shares to which the plan relates (see "About the Fund
-- Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the NASD.  Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's  Prospectus and this SAI. You should ask your financial  intermediary for information  about any payments it receives from the
Fund, the Manager or the  Distributor  and any services it provides,  as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2005,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

  ADVEST INC.                                                AEGON
  A.G. Edwards & Sons, Inc                                   AIG Network
  Allianz Life Insurance Company                             Allstate Life Insurance Company
  Ameritas Life Insurance Corporation                        American Centurian Life Insurance
  American Enterprise Life Insurance                         American Express Financial Advisors Inc.
  American Portfolios                                        Annuity Investors Life
  AXA Advisors                                               Banc One Securities Corporation
  Bank of New York                                           Cadaret Grant & Co. Inc.
  Charter One Securities Inc.                                Chase Investment Services
  Citigroup Financial Network                                CitiStreet
  Citizens Bank of Rhode Island                              CJM Planning Corp.
  Columbus Life Insurance Company                            Commonwealth Financial Network
  CUNA Brokerage Services Inc.                               CUSO Financial Services, L.P.
  Federal Kemper                                             First Allied Securities Inc
  First Global Capital                                       GE Financial Assurance
  GlenBrook Life and Annuity Co.                             Great West Life & Annuity Co., Inc.
  HD Vest                                                    Hewitt Associates
  HSBC Brokerage (USA) Inc.                                  ING Network
  Jefferson Pilot Securities Corporation                     John Hancock Variable Life Insurance Company
  Kemper Life Assurance Company                              Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated                       Lincoln National Life Insurance Company
  Lincoln Financial Advisors Corporation                     Lincoln Investment Planning
  Linsco/Private Ledger Corp.                                MassMutual Financial Group and affiliates
  McDonald Investments, Inc.                                 Merrill Lynch & Co., Inc. and affiliates
  Metlife and affiliates                                     Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                                     NPH Network
  Nationwide and affiliates                                  New York Life Securities, LLC
  PacLife Network                                            Park Avenue Securities LLC
  Planmember Securities Corporation                          Prime Capital Services, Inc.
  Princor Financial Services Corporation                     Protective Life Insurance Co.
  Provident Mutual Insurance Company                         Prudential Investment Management Services LLC
  Raymond James Financial Services, Inc.                     Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                                     Securities America, Inc.
  Security Benefit Life Insurance Company                    Signator Investments
  Sun Life Insurance Company                                 Suntrust Investment Services, Inc.
  Tower Square Securities, Inc                               Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.                                Union Central Life Insurance Company
  Wachovia Securities LLC                                    Wells Fargo Investments, LLC

     For the year ended  December 31, 2005, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

   ABN AMRO                                                   ADP
   Alliance Benefit Group                                     AMVESCAP Retirement Plans
   American Stock & Transfer                                  Baden Retirement
   BCG                                                        Benefit Administration Co., LLC
   Benefit Administration, Inc.                               Benefit Plans Administrative Services
   Benetech, Inc.                                             BISYS Retirement Services
   Boston Financial Data Services                             Ceridian
   Circle Trust Company                                       Citigroup
   CitiStreet                                                 CPI
   Daily Access.Com, Inc.                                     Digital Retirement Solutions
   Dyatech                                                    ERISA Administrative Services, Inc.
   ExpertPlan.com                                             FAScore
   FBD Consulting                                             Federated Investors
   Fidelity Institutional                                     First National Bank of Omaha
   First Trust Corp.                                          Franklin Templeton
   Geller Group                                               Gold K
   Great West Financial Services Equities, Inc.               Hartford Life Insurance Co.
   ICMA - RC Services                                         In West Pension Mgmt
   Independent Plan Coordinators                              Ingham Group
   Interactive Retirement Systems, Ltd.                       Invesmart, Inc.
   Kaufman & Goble                                            Leggette & Co., Inc.
   Manulife                                                   MassMutual Financial Group and affiliates
   Matrix Settlement & Clearance Services                     Mellon HR Solutions
   Merrill Lynch & Co., Inc.                                  Metavante
   Metlife Securities Inc.                                    MFS Investment Management
   Mid Atlantic Capital Corp.                                 Milliman USA
   Morgan Stanley DW Inc.                                     National City Bank
   National Financial Services Corp.                          National Investors Services Corp.
   Nationwide Investment Service Corp.                        New York Life Investment Management, Inc.
   Northwest Plan Services                                    Pension Administration and Consulting
   PFPC, Inc.                                                 PSMI Group
   Putnam Fiduciary Trust Company                             Quads Trust Company
   RSM McGladrey                                              SAFECO
   Charles Schwab & Co., Inc.                                 Security Trust Company
   Sentinel / National Life                                   Standard Insurance Co
   Stanley, Hunt, Dupree & Rhine                              State Street Bank & Trust Company
   Suntrust Investment Services, Inc.                         Swerdlin & Co.
   T. Rowe Price Brokerage Services, L.P.                     Taylor, Perky & Parker, LLC
   The 401k Company                                           The Investment Center, Inc.
   Trusource                                                  Union Bank and Trust Co.
   USI Consulting Group                                       Vanguard Group
   Web401K.com                                                Wilmington Trust Company

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance.  These terms include "yield," "compounded  effective yield" and "average annual total return." An explanation of how yields and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.645.2028.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in  addition  to its  yields,  the  returns  must be for the 1-, 5- and  10-year periods ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparisons with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The Fund's yield is not fixed or guaranteed and will fluctuate.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     o Yields.  The Fund's current yield is calculated for a seven-day period of time as follows.  First,  a base period return is  calculated  for the seven-day period by determining the net change in the value of a hypothetical pre-existing account  having one share at the beginning of the seven-day  period.  The change includes  dividends declared on the original share and dividends declared on any shares  purchased with dividends on that share,  but such dividends are adjusted to exclude any realized or  unrealized  capital  gains or losses  affecting  the dividends  declared.  Next,  the base period  return is  multiplied  by 365/7 to obtain the current yield to the nearest hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by:

         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the  return  on  dividends  declared  during a period  may not be the same on an annualized basis as the yield for that period.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that the  investment  is redeemed at the end of the period.  The  cumulative total return  measures the change in value over the entire  period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would  produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not  show  actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                            (          ) 1/n
                            (     ERV  )     - 1 = Average Annual Total Return
                            (    ----- )
                            (      P   )

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                       ERV - P
                                       -------   = Total Return
                                          P

     |X|  Other  Performance  Comparisons.  Yield  information  may be useful to investors in reviewing  the Fund's  performance.  The Fund may make  comparisons between its yield and that of other investments,  by citing various indices such as The Bank Rate Monitor  National  Index  (provided  by Bank Rate  Monitor(TM))
which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When  comparing  the  Fund's  yield  with  that  of  other
investments,   investors   should   understand  that  certain  other  investment
alternatives such as certificates of deposit, U.S. government securities,  money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

     From time to time,  the Fund may  include in its  advertisements  and sales literature performance  information about the Fund cited in other newspapers and periodicals,  such  as  The  New  York  Times,  which  may  include  performance quotations from other sources.

     From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of investor/shareholder services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking services.
They may be based on the opinions of the rating or ranking service itself, based on its  research  or  judgment,  or  based on  surveys  of  investors,  brokers, shareholders or others.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

     When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be  recorded  as a book entry on the  records of the Fund.  The
Fund will not issue physical share certificates.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                                    Active Allocation Fund
Oppenheimer California Municipal Fund                         Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund                         Conservative Investor Fund
Oppenheimer Capital Income Fund                               Moderate Investor Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund                                    Oppenheimer Quest Balanced Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                       Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Growth Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer High Yield Fund                                   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer Strategic Income Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund                      Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund                       Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund                                  Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Allocation  of  Expenses.  The Fund  pays  expenses  related  to its  daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses include transfer and shareholder  servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class E, Class L and Class P shares and the dividends payable on Class E , Class
L and Class P shares may be reduced by incremental expenses borne solely by that class.  A salesperson  may be entitled to receive  compensation  from his or her firm for selling Class P shares of the Fund.

     Fund Account Fees. As stated in the Prospectus, there is no annual "Minimum
Balance Fee".

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination  of Net Asset Value Per Share.  The net asset value per share of the  Fund is  determined  one hour  after  the  close  of the New York  Stock
Exchange (the "NYSE"), on any day that the NYSE is open for trading (referred to in this  Prospectus  as a  "regular  business  day"),  at the  time  the  Fund's dividends are calculated. The NYSE generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days.  The  calculation is done by dividing the value of the Fund's net assets by the number of shares that are outstanding. All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual announcement  regarding holidays and days when the market may close early is available on the NYSE's web site at www.nyse.com.

     The Fund's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation  assumes a constant  amortization of any  premium  or  accretion  of any  discount,  regardless  of the  impact of fluctuating interest rates on the market value of the security. This method does
not  take  into   consideration  any  unrealized  capital  gains  or  losses  on securities.  While this method  provides  certainty  in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

     The Fund's Board of Trustees has established procedures reasonably designed to  stabilize  the Fund's net asset value at $1.00 per share.  Those  procedures include a review of the Fund's portfolio  holdings by the Board of Trustees,  at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available  market  quotations  deviates from $1.00 per share based on amortized cost.

     The Board of Trustees will examine the extent of any deviation  between the
Fund's net asset value based upon  available  market  quotations  and  amortized cost.  If the  Fund's net asset  value  were to deviate  from $1.00 by more than
0.5%,  Rule 2a-7 under the Investment  Company Act of 1940 requires the Board of
Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders,  the Board of  Trustees  will  take  whatever  steps it  considers appropriate  to  eliminate  or reduce the  dilution,  including,  among  others, withholding  or reducing  dividends,  paying  dividends  from capital or capital gains, selling portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average  maturity of the  portfolio,  or calculating net asset value per share by using available market quotations.

     During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower (and net investment  income and dividends  higher)
than those of a fund  holding the  identical  investments  as the Fund but which used a method of  portfolio  valuation  based on market  prices or  estimates of market prices.  During periods of rising interest rates,  the daily yield of the
Fund  would  tend to be higher  and its  aggregate  value  lower than that of an identical portfolio using market price valuation.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the day the redemption  order is received in good order;
provided  that the  redemption  order is  received by the Fund prior to the time that the Fund's net asset value is calculated. In those circumstances,  the wire will not be  transmitted  until the next bank  business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Special  Arrangements  for  Reinvestment in Fund Shares.  Shareholders  may
reinvest in Fund shares after their account has been closed without  meeting the minimum investment requirement that applies to initial share purchases.

Dividends and Taxes

     Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends.  Unclaimed  accounts may be subject to state  escheatment  laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses,  and net  short-term  capital gain in excess of net long-term  capital loss) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.
That  qualification  enables the Fund to "pass  through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a
"double tax" on that income and capital gains, since shareholders  normally will be taxed on the  dividends  and capital gains they receive from the Fund (unless their  Fund  shares  are held in a  retirement  account  or the  shareholder  is otherwise exempt from tax). The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X|  Taxation  of Fund  Distributions.  The Fund  anticipates  distributing substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional shares of the Fund. Shareholders receiving a distribution in the form of additional  shares will be treated as receiving a  distribution  in an amount equal to the fair  market  value of the shares  received,  determined  as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to provide a correct, taxpayer identification number or to properly certify that number when acquired,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The
Custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is be the  practice  of the Fund to deal with the  Custodian  in a manner uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Fund's cash  balances  with the  Custodian  in excess of  $100,000  are not  protected  by  Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

     Independent  Registered Public Accounting Firm. KPMG LLP is the independent registered  public  accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit  services.  They also act as auditors for  the  Manager  and  certain  other  funds  advised  by the  Manager  and its affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

      Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Oppenheimer Institutional Money Market Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer Institutional Money Market Fund as of August 2, 2006 and the related statements of operations and changes in net assets for the period from March 22,
2006 through August 2, 2006. These financial  statements are the  responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements  based on our audit.  We conducted our audit in accordance with the  standards of the Public  Company  Accounting  Oversight  Board (United
States).  Those  standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the  accounting  principles  used and  significant  estimates  made by management,  as well as evaluating the overall financial statement presentation.
We believe that our audit  provides a reasonable  basis for our opinion.  In our opinion,  the  financial  statements  referred to above present  fairly,  in all material  respects,  the financial position of Oppenheimer  Institutional  Money
Market Fund as of August 2, 2006,  and the results of its operations and changes in its net assets for the period from March 22, 2006 through  August 2, 2006, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ KPMG LLP

                                                     KPMG LLP

Denver, Colorado
August 14, 2006

                              Oppenheimer Institutional Money Market Fund
                                  Statement of Assets and Liabilities
                                             August 2, 2006

                                                                             Composite
ASSETS:
Cash                                                                             $101,000
Receivable from Adviser                                                          17,000

                                                                           ---------------

Total Assets                                                                      118,000

LIABILITIES:
Payable for organization and initial offering costs                              17,000

                                                                           ---------------

Net Assets                                                                       $101,000

                                                                           ===============

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                  $        101
Additional paid-in capital                                                     100,899

                                                                           ---------------

Net Assets                                                                  $ 101,000

                                                                              Class E         Class L
NET ASSETS-Applicable to 100,000 Class E shares and 1,000 Class L shares of beneficial interest outstanding, $0.001 par value,
unlimited shares authorized                                                      $100,000         $1,000

NET ASSET VALUE PER SHARE (net assets divided by 100,000 and 1,000
shares of beneficial interest of Class E and L shares, respectively)        $     1.00      $ 1.00

See accompanying Notes to Financial Statements

                                Oppenheimer Institutional Money Market Fund
                                          Statement of Operations
              For the period from March 22, 2006 (date of organization) through August 2, 2006

INVESTMENT INCOME:                                                  $             -

                                                                   ------------------------------------

EXPENSES:
Organizational and initial offering costs                                  17,000

                                                                   ------------------------------------

Less: Reimbursement of expenses by the Adviser                           (17,000)

NET INVESTMENT INCOME                                               $             -

                                                                   ====================================

See accompanying Notes to Financial Statements

                                 Oppenheimer Institutional Money Market Fund
                                     Statement of Changes in Net Assets
              For the period from March 22, 2006 (date of organization) through August 2, 2006

Operations
Net Investment Income                                                         $          -

                                                                             ---------------------------------

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial
interest transactions:
Class E                                                                          100,000
Cass L                                                                               1,000

                                                                             ---------------------------------

Net Assets
Total Increase                                                                   101,000
Beginning of Period                                                                       -

                                                                             ---------------------------------

End of Period                                                                 $ 101,000

See accompanying Notes to Financial Statements

Notes to Financial Statements:

Note 1. Organization

     Oppenheimer  Institutional Money Market Fund (the "Fund"), was organized as a business trust in the  Commonwealth  of  Massachusetts  on March 22, 2006 as a
diversified,   open-end  management  investment  company  registered  under  the
Investment Company Act of 1940, as amended.

     The Fund has had no  operations  through  August 2, 2006  other  than those relating to organizational  matters and the sale and issuance of 100,000 Class E shares and 1,000 Class L shares of beneficial interest to OppenheimerFunds, Inc.
("OFI" or the "Adviser).

     On April 19,  2006,  the Fund's  Board of Trustees  approved an  Investment
Advisory Agreement with OFI and a Distributor's Agreement with Oppenheimer Funds
Distributor,  Inc. ("OFDI" or the  "Distributor"),  a wholly owned subsidiary of
OFI.

     The Fund's investment  objective is to seek current income and stability of principal.

     The Fund offers an  unlimited  number of  authorized  shares of  beneficial interest of Class E and Class L shares. Class E and Class L shares are each sold at their  offering  price,  which is the net asset  value per share  without any initial sales charge.

     Note 2. Significant Accounting Policies

     The Fund's financial  statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management  estimates and  assumptions.  Actual  results could differ from those estimates.

     OFI has directly assumed certain organization and initial offering costs of the Fund,  which are  estimated at $72,000,  and has also agreed to  voluntarily reimburse the Fund for  organizational and initial offering costs borne directly by the Fund, which are estimated at $17,000.

     Income, expenses (other than those attributable to a specific class), gains and  losses are  allocated  on a daily  basis to each  class of shares  upon the relative proportion of net assets represented by such class.  Operating expenses directly  attributable to a specific class are charged against the operations of that class.

     The Fund intends to comply in its initial fiscal year and  thereafter  with provisions  of the Internal  Revenue  Code  applicable  to regulated  investment companies and as such,  will not be subject to federal income taxes on otherwise
taxable   income   (including  net  realized   capital  gains)   distributed  to
shareholders.

     Note 3. Fees and Other Transactions with Affiliated Parties

     Management  fees  will  be paid  to the  Adviser  in  accordance  with  the investment  advisory  agreement  with the Fund  which  provides  for a fee at an annual rate of 0.10% of average annual net assets.

     OppenheimerFunds  Services ("OFS"), a division of the Adviser,  acts as the transfer and  shareholder  servicing agent for the Fund. The Fund will pay OFS a per account fee. OFS has  voluntarily  agreed to limit transfer and  shareholder servicing agent fees paid directly by the Fund to an annual rate of 0.35% of the average daily net assets of each class.

     OFDI acts as the principal underwriter in the continuous public offering of shares of the Fund.

     Note 4. Litigation

     A  consolidated  amended  complaint  was filed as a putative  class  action against  the  Adviser  and  OFS  and  other  defendants  (including  51  of  the
Oppenheimer  funds  excluding  the  Fund) in the  U.S.  District  Court  for the
Southern  District  of New York on January  10, 2005 and was amended on March 4,
2005.  The  complaint  alleged,  among other  things,  that the Adviser  charged excessive fees for distribution  and other costs, and that by permitting  and/or participating in those actions, the  Directors/Trustees  and the Officers of the funds breached their fiduciary duties to fund shareholders  under the Investment
Company  Act of 1940  and at  common  law.  The  plaintiffs  sought  unspecified damages,  an  accounting of all fees paid,  and an award of attorneys'  fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Adviser and OFS was dismissed with prejudice by court  order  dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Adviser  believes that the  allegations  contained in the complaint are without  merit and that there are  substantial  grounds to sustain the  district court's  rulings.  The Adviser also  believes that it is premature to render any opinion as to the  likelihood of an outcome  unfavorable  to it, the funds,  the
Directors/Trustees  or the  Officers  on the  appeal  of  the  decisions  of the district  court,  and  that no  estimate  can yet be made  with  any  degree  of certainty as to the amount or range of any potential loss.

                            Appendix A
                         RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating agencies listed below. Those ratings represent the opinion  of the agency as to the credit  quality of issues  that they rate.  The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with  the  "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and preferred  stock rated "Ca" represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

     PRIME RATING SYSTEM  (SHORT-TERM  RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term  obligations.  The  effect of  industry  characteristics  and  market compositions may be more pronounced.  Variability in earnings and  profitability may  result in  changes  in the level of debt  protection  measurements  and may require  relatively high financial  leverage.  Adequate  alternate  liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

     LONG-TERM  ISSUE CREDIT  RATINGS Issue credit  ratings are based in varying degrees, on the following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment  on an  obligation  in  accordance  with the  terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy  and other  laws  affecting  creditors'  rights.  The  issue  ratings definitions  are expressed in terms of default  risk.  As such,  they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy,  as noted
above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial  commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB", but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard  &  Poor's  believes  may  experience  high  volatility  or  high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

 SHORT-TERM ISSUE CREDIT RATINGS

     Short-term ratings are generally  assigned to those obligations  considered short-term  in the  relevant  market.  In the  U.S.,  for  example,  that  means obligations  with an  original  maturity  of no  more  than  365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial  commitment on the obligation is  satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during such grace  period.  The "D"
rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     NOTES: A Standard & Poor's note rating  reflects the liquidity  factors and market  access  risks  unique  to notes.  Notes due in three  years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment: o Amortization  schedule-the larger the final maturity relative to other maturities,  the more likely it will be treated as a note; and o Source of payment-the  more  dependent the issue is on the market for its  refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and
"local currency" ratings are internationally  comparable assessments.  The local currency  rating  measures  the  probability  of  payment  within  the  relevant sovereign  state's currency and  jurisdiction and therefore,  unlike the foreign currency  rating,  does not take account of the possibility of foreign  exchange controls limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities,  and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

Dominion Bond Rating Service Limited ("DBRS")

     R-1: Short term debt rated "R-1 (high)" is of the highest  credit  quality, and indicates an entity which  possesses  unquestioned  ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

     These  ratings are  relevant  for  securities  purchased by the Fund with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

A.M. Best Company, Inc.
Debt Ratings

     A Best's  Long-Term  Debt Rating (issue credit  rating) is an opinion as to the issuer's ability to meet its financial  obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

     Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate  whether credit  quality is near the top or bottom of a category.  A company's  Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is  event-driven  (positive,  negative or  developing)  and indicates  that the company's  Best's Rating  opinion is under review and may be subject to near-term change.

     A.M. Best's  Long-Term  Credit Rating Scale is used when assigning a Best's
Long-Term  Debt  Rating.  The list  below  outlines  the  specific  ratings  and
descriptions   in  this  area.   Long-Term   Debt   Ratings   Investment   Grade
Non-Investment Grade aaa (Exceptional) bb (Speculative) aa (Very Strong) b (Very
Speculative) a (Strong) ccc, cc, c (Extremely  Speculative) bbb (Adequate) d (In
Default)

     Note: Debt Ratings displayed with an (i) denote indicative ratings A Best's
Short-Term  Debt  Rating is an  opinion as to the  issuer's  ability to meet its obligations  having maturities  generally less than one year, such as commercial paper.  The list below outlines the specific ratings in this area along with the associated descriptions. Short-Term Debt Ratings Investment Grade Non-Investment
Grade AMB-1+ (Strongest) AMB-4  (Speculative) AMB-1 (Outstanding) d (In Default)
AMB-2 (Satisfactory) AMB-3 (Adequate) Issuer Credit Ratings

     A Best's  Long-Term  Credit  Rating is an opinion as to the  ability of the rated  entity to meet its senior  obligations.  These  ratings  are  assigned to insurance  companies,  holding companies,  or other legal entities authorized to issue financial  obligations.

     Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate  whether credit  quality is near the top or bottom of a category.  A company's  Long-Term  Issuer  Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates  that the company's  Best's Rating opinion is under review and may be subject to near-term change.

     A.M. Best's  Long-Term  Issuer Credit Rating scale is used when assigning a
Best's Issuer Credit Rating (ICR).  The list below outlines the specific ratings in this area along with the associated descriptions.

     (1) In accordance  with Rule 12b-1 of the Investment  Company Act, the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the distribution plan or any agreement under the plan.

                Non-Insurance Company                                      Insurance Company
                Issuer Credit Ratings                                    Issuer Credit Ratings
     Investment Grade         Non-Investment Grade           Investment Grade           Non-Investment Grade
    aaa (Exceptional)           bb (Speculative)            aaa (Exceptional)                bb (Fair)
     aa (Very Strong)         b (Very Speculative)            aa (Superior)                 b (Marginal)
        a (Strong)           ccc, cc, c (Extremely            a (Excellent)                ccc, cc (Weak)
                                  Speculative)
      bbb (Adequate)             d (In Default)              bbb (Very Good)                  c (Poor)
                                                                                           d (In Default)

     A Best's Short-Term Issuer Credit Rating is an opinion as to the ability of the rated  entity  to meet its  senior  financial  committments  on  obligations maturing in generally  less than one year.  The list below outlines the specific ratings in this area along with the associated descriptions.

                        Short-Term Issuer Credit Ratings
            Investment Grade                      Non-Investment Grade
           AMB-1+ (Strongest)                     AMB-4 (Speculative)
          AMB-1 (Outstanding)                        d (In Default)
          AMB-2 (Satisfactory)
            AMB-3 (Adequate)

                                 Appendix B

                              Industry Classifications

Aerospace & Defense                                 Industrial Conglomerates
Air Freight & Couriers                              Insurance
Airlines                                            Internet & Catalog Retail
Asset Backed Securities                             Internet Software & Services
Auto Components                                     IT Services
Automobiles                                         Leasing & Factoring
Beverages                                           Leisure Equipment & Products
Biotechnology                                       Machinery
Broker-Dealer                                       Marine
Building Products                                   Media
Capital Markets                                     Metals & Mining
Chemicals                                           Multiline Retail
Commercial Banks                                    Multi-Utilities
Commercial Finance                                  Municipal
Commercial Services & Supplies                      Office Electronics
Communications Equipment                            Oil & Gas
Computers & Peripherals                             Paper & Forest Products
Construction & Engineering                          Personal Products
Construction Materials                              Pharmaceuticals
Consulting & Services                               Real Estate
Consumer Finance                                    Repurchase Agreements
Containers & Packaging                              Road & Rail
Distributors                                        Semiconductor and Semiconductor Equipment
Diversified Financial Services                      Software
Diversified Telecommunication Services              Special Purpose Financial
Electric Utilities                                  Specialty Retail
Electrical Equipment                                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments                  Thrifts & Mortgage Finance
Energy Equipment & Services                         Tobacco
Food & Staples Retailing                            Trading Companies & Distributors
Food Products                                       Transportation Infrastructure
Foreign Government                                  U.S. Government Agencies-Full Faith and Credit Agencies
Gas Utilities                                       U.S. Government Agencies-Government Sponsored Enterprises
Health Care Equipment & Supplies                    U.S. Government Instrumentalities
Health Care Providers & Services                    U.S. Government Obligations
Hotels Restaurants & Leisure                        Water Utilities
Household Durables                                  Wireless Telecommunication Services
Household Products

Oppenheimer Institutional Money Market Fund

Internet Website:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
(1.800.645.2028)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019

(OppenheimerFunds logo)

                                    OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

     (a)  Declaration  of Trust  dated  March 22,  2006:  Previously  filed with
Registrant's  Registration  Statement on Form N-1A,  4/10/06,  and  incorporated herein by reference.

     (b)  By-Laws  dated  April 19,  2006:  Previously  filed with  Registrant's
Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

     (c) Not applicable. See Exhibits (a) and (b).

     (d) Investment  Advisory  Agreement dated April 19, 2006:  Previously filed with Registrant's Pre-Effective Amendment No. 1, 7/6/06, and incorporated herein by reference.

     (e) (i) Agency Agreement of OppenheimerFunds Distributor,  Inc.: Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     (ii)  Trust  Company  Fund/SERV  Purchase  Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (iii) Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

     (g) Global  Custodial  Services  Agreement  dated July 15, 2003, as amended
September 13, 2006, between Registrant and Citibank, N.A.: Previously filed with
Post-Effective Amendment No. 27 to the Registration Statement of Oppenheimer
California Municipal Fund (Reg. No. 33-23566), 9/26/06, and incorporated herein by reference.

     (h) Not applicable

     (i) Opinion and Consent of Counsel: Filed herewith.

     (j) Independent Auditor's Consent: Filed herewith.

     (k) Not applicable.

     (l) Investment  Letter from  OppenheimerFunds,  Inc. to  Registrant:  Filed herewith.

     (m) Service  Plan and  Agreement  for Class P shares  dated April 19, 2006:
Previously filed with Registrant's  Pre-Effective  Amendment No. 1, 7/6/06,  and
incorporated herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05:   Previously  filed  with   Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

     (o) Powers of Attorney for all Trustees and Principal Officers:  Previously
filed with Registration  Statement of Oppenheimer Absolute Return Fund (Reg. No.
333-135492) (6/30/06), and incorporated herein by reference.

     (p) Not applicable. The Registrant is a Money Market Fund.

Item 24. - Persons Controlled by or Under Common Control with the Fund

     None.

     Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Declaration of Trust filed as Exhibit 23(a) to this Registration Statement,  and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emeline S. Adwers,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Formerly  Associate Counsel & Legal Compliance Officer at Great West-Life &
Vice President & Associate Counsel       Annuity Insurance Co. (February 2004-October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None.
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Formerly Vice  President & Corporate  Counsel at Prudential  Financial Inc.
Vice President & Senior Counsel          (October 2002 - November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services  (Bermuda)  Limited (a wholly owned  subsidiary  of the Bank of NT
                                         Butterfield & Sons) (September 2003 - June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 Formerly   (until   November   2004)   an  RIA   Marketing   Associate   of
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          Formerly Fixed Income Director at National Railroad  Retirement  Investment
Vice President                           Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           None Assistant  Secretary (as of July 2004) of HarbourView Asset Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Grenn, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None.
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Assistant Vice President & Assistant     2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Henderson,                        Formerly  Director of Corporate  Purchasing and Risk  Management at StarTek
Assistant Vice President                 Inc. (January 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds (Asia) Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Johnson,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla                            Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006); Director at Janus (January 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dimitrios Kourkoulakos,                  None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional  Asset Management,  Inc. as of January 2005.
Senior Vice President                    Formerly  Executive Vice  President-Head  of Fidelity  Tax-Exempt  Services
                                         Business at Fidelity Investments (August 1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None Formerly, a research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                           2002-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private  Investments Inc.  Formerly  Executive
Senior Vice President                    Vice President & Chief  Operating  Officer at Fred Alger  Management,  Inc.
                                         (July 1996 - February 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           Formerly Senior Director at Clinical  Development  Capital LLC/Care Capital
Vice President                           LLC (August 2002 - October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini,                        Formerly  Director and High Yield  Analyst at UBS Global  Asset  Management
Assistant Vice President                 (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
                                         Senior Vice President of HarbourView  Asset  Management  Corporation and of
Angelo G. Manioudakis                    OFI Institutional Asset Management, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              Formerly a Supervisor at Janus (May 2004-October 2004).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heather Minks                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulachy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management,  Inc.,  Trinity  Investment  Management  Corporation,   Tremont
                                         Capital Management,  Inc., HarbourView Asset Management Corporation and OFI
                                         Private Investments Inc.;  Executive Vice President of Massachusetts Mutual
                                         Life Insurance Company;  Director of DLB Acquisition Corporation;  a member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          Formerly  Marketing  Professional,  RFP Writer at JP Morgan  Fleming  Asset
Assistant Vice President                 Management (May 2002 - October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      Formerly a Senior Designer Manager of OppenheimerFunds,  Inc. (April 2002 -
Assistant Vice President                 December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           Formerly Vice President,  Head of Trust Operations at Lehman Brothers (June
Vice President                           2004-October 2004)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            None
Senior Vice President, Head of Growth
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            Formerly a Principal at AIM Management Group,  Inc.  (October  1997-October
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                         2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James H. Ruff,                           President & Director of OppenheimerFunds  Distributor,  Inc. and Centennial
Executive Vice President                 Asset  Management  Corporation;  Executive  Vice  President  of OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Formerly  an  Associate  with  Sidley  Austin  Brown & Wood LLP  (September
Assistant Vice President & Assistant     2002-February 2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Karen Sandler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider                        Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              Formerly Senior Vice President Chief Technology  Officer at Tremont Capital
Vice President                           Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein                              Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       Director of Financial  Reporting and  Compliance at First Data  Corporation
Assistant Vice President                 (April 2003-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              Formerly  Assistant  General Counsel at Reserve  Management  Company,  Inc.
Vice President & Assistant Counsel       (April to December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds  (Asia)  Limited;  Senior  Vice  President  (Managing
                                         Director  of  the  International   Division)  of  OFI  Institutional  Asset
                                         Management, Inc..
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.

Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
                                         International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
Senior Vice President & Treasurer        Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Capital Management,  Inc., HarbourView Asset Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc.,  OFI Private  Investments  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited;  Vice
                                         President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli,                          Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

     The  address of Tremont  Capital  Management,  Inc. is 555  Theodore  Fremd
Avenue, Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

     Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony Allocco(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher Barlow(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                            Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Colby(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rodney Constable(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Cornwell(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia                                Vice President                       None
21 Woodhill Road
Chatham, NY 12037
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Fredrick Davis                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower                                Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro                                   Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradley Finkle(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn                                Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jayme D. Fowler                                 Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Fuermann                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Gottesman                               Vice President                       None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(4)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Grossjung                                  Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Amy Huber(1)                                    Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch                                  Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson                                 Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Kristenson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman                                Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar                                   Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Maddox(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina                                 Vice President                       None
3009 Irving Street
Denver, CO 80211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew L. Michaelson                           Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Noah Miller(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser                                    Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Nelkin(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford G. Norford                             Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None

100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard E. Rath                                 Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William J. Raynor(5)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt                                  Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories                                Vice President                       None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jennifer Sexton(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
3635 NW Sierra Drive,
Camas, WA 98607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher M. Spencer                          Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John A. Spensley                                Vice President                       None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William K. Tai                                  Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul Temple(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris G. Werner                                 Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan Wilde(1)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julie Wimer(2)                                  Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Winters                                   Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Wisneski(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Meredith Wolff(2)                               Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Walter Zinych                                   Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)      Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                           SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement on Form N-1A to be signed on its behalf by the undersigned,  thereunto duly  authorized,  in the City of New York and State of New York on the 29th day
of September, 2006.

                                 Oppenheimer Institutional Money Market Fund

                                  By:  /s/ John V. Murphy
                                      ----------------------------------------
                                       John V. Murphy, President, Principal
                                       Executive Officer, & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                      Title                         Date

/s/ Clayton K. Yeutter*
Clayton K. Yeutter           Chairman of the                September 29, 2006
                             Board of Trustees

/s/ John V. Murphy*            President, Principal
John V. Murphy                 Executive Officer
                               and Trustee                 September 29, 2006

/s/ Brian W. Wixted*           Treasurer, Principal        September 29, 2006
Brian W. Wixted                Financial &
                               Accounting Officer

/s/ Matthew P. Fink*           Trustee                     September 29, 2006
Matthew P.Fink

/s/ Robert G. Galli*           Trustee                     September 29, 2006
Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                     September 29, 2006
Phillip A. Griffiths

/s/ Mary F. Miller*            Trustee                     September 29, 2006
Mary F. Miller

/s/ Joel W. Motley*            Trustee                     September 29, 2006
Joel W. Motley

/s/ Kenneth A. Randall*        Trustee                     September 29, 2006
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*  Trustee                     September 29, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*          Trustee                     September 29, 2006
Joseph M. Wikler

/s/ Peter I. Wold*             Trustee                     September 29, 2006
Peter I. Wold

/s/ Brian F. Wruble*           Trustee                     September 29, 2006
Brian F. Wruble

*By:     /s/ Phillip S. Gillespie
         Phillip S. Gillespie, Attorney-in-Fact

                                    Oppenheimer Institutional Money Market Fund

                                        Registration Statement on Form N-1A

                                           Pre-Effective Amendment No. 3

                                                   EXHIBIT INDEX

Exhibit No.                Description

23(i)                      Opinion and Consent of Counsel

23(j)                      Independent Auditor's Consent

23(l)                      Investment Letter